              As filed with the Securities and Exchange Commission
                                on August 2, 1999

                                         Registration Nos. 33-12608 and 811-5059
                                         ---------------------------------------

                                ----------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 26                                     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT                                  [X]
  COMPANY ACT OF 1940

         Amendment No. 27                                                    [X]

                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Address of principal executive offices)
                                 (800) 433-6884
                                 --------------
              (Registrant's telephone number, including area code)

                     Name and address of agent for service:
                     --------------------------------------
                            Martin E. Lybecker, Esq.
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

[ ]        immediately upon filing pursuant to paragraph (b), or

[ ]        on [date] pursuant to paragraph (b)

[ ]        60 days after filing pursuant to paragraph (a)(i)

[X]        on October 1, 1999 pursuant to paragraph (a)(i)

[ ]        75 days after filing pursuant to paragraph (a)(ii)

[ ]        on [date] pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

           Pursuant to Rule 24f-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933. The Registrant filed a Rule 24f-2 Notice with respect to the Registrant's fiscal year ended July 31, 1998 on October 26, 1998.

                              CROSS REFERENCE SHEET

                         HIGHMARK VALUE MOMENTUM FUND

                                 CLASS I SHARES

FORM N-1A PART A ITEM                              PROSPECTUS CAPTION
---------------------                              ------------------
1. Cover Page                                       Cover Page

2. Synopsis                                         Fee Table

3. Condensed Financial Information                  Financial Highlights; Performance Information

4. General Description of Registrant                Fund Description; Investment Objectives; Investment
                                                    Policies; General Information--Description of
                                                    HighMark Funds & Its Shares

5. Management of the Fund                           Service Arrangements

5A. Management's Discussion of Fund
         Performance                                Inapplicable

6. Capital Stock and Other Securities               Purchase and Redemption of Shares; Exchange
                                                    Privileges; Dividends; Federal Taxation; Service
                                                    Arrangements-- Administrator; Distributor; General
                                                    Information--Description of HighMark Funds & Its
                                                    Shares; General Information-- Miscellaneous

7. Purchase of Securities Being Offered             Purchase and Redemption of Shares; Exchange
                                                    Privileges; Service Arrangements-- Administrator;
                                                    Distributor

8. Redemption or Repurchase                         Purchase and Redemption of Shares

9. Pending Legal Proceedings                        Inapplicable

                                 HIGHMARK FUNDS

                               VALUE MOMENTUM FUND

         HighMark Funds is an open-end, diversified, registered investment company that offers a convenient means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to HighMark Funds':

                               Value Momentum Fund

                                 CLASS I SHARES

         HighMark Funds' Class I Shares are offered to retirement and other benefit plans sponsored by governmental entities with a minimum investment of $70,000,000.

         This Prospectus sets forth concisely the information about HighMark Funds and the Fund that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge by writing the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-433-6884. The SEC maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information. The Statement of Additional Information is incorporated into this Prospectus by reference. This Prospectus relates only to the Class I Shares of the Fund. Interested persons who wish to obtain a prospectus for other Funds and classes of HighMark Funds may contact the Distributor at the above address and telephone number.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
              PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

HIGHMARK FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING UNION BANK OF CALIFORNIA, N.A., THE BANK OF TOKYO-MITSUBISHI, LTD. OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS. HIGHMARK FUNDS' SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN HIGHMARK FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

October 1, 1999
Class I Shares

                                     SUMMARY

         HIGHMARK FUNDS is an open-end, diversified, registered investment company providing a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Class I Shares of the Value Momentum Fund. This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in the Prospectus and in the Statement of Additional Information.

         WHAT ARE THE FUND'S INVESTMENT OBJECTIVES? THE FUND seeks long-term capital growth with a secondary objective of income. (See "INVESTMENT OBJECTIVES.")

         WHAT ARE THE FUND'S PERMITTED INVESTMENTS? The Fund primarily invests, consistent with its investment objective, in equity securities including common stocks and securities convertible into common stocks. The Fund may also invest in a manner consistent with its investment objective and investment policies in certain other instruments. (See "INVESTMENT POLICIES.")

         WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUND? The investment policies of the Fund entail certain risks and considerations of which an investor should be aware. Common stocks and other equity securities in which the Fund invests are volatile and may fluctuate in value more than other types of investments. (See "Risk Factors.")

         ARE MY INVESTMENTS INSURED? HighMark Funds' Shares are not federally insured by the FDIC or any other government agency. Any guarantee by the U.S. Government, its agencies or any instrumentalities of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security, and does not guarantee the total return or value of the security or total return or value of Shares of that Fund.

         WHO IS THE ADVISOR? HighMark Capital Management, Inc. serves as the Advisor to HighMark Funds. (See "The Advisor.")

         WHO IS THE ADMINISTRATOR? SEI Investments Mutual Funds Services serves as the Administrator of HighMark Funds. (See "The Administrator.")

         WHO IS THE CUSTODIAN? Union Bank of California, N.A. (the "Bank") serves as the custodian of HighMark Funds' assets. (See "The Custodian.")

         WHO IS THE DISTRIBUTOR? SEI Investments Distribution Co. acts as distributor of HighMark Funds' Shares. (See "The Distributor.")

         HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions may be made through the Distributor on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment is generally $70,000,000. A purchase order will be effective if the Distributor receives an order prior to 1:00 p.m., Pacific time (4:00 p.m., Eastern time) and the Custodian receives Federal Funds before the close of business on the next Business Day. Purchase orders for Shares will be executed at a per Share price equal to the net asset value next determined after the purchase order is effective. Redemption orders must be placed prior to 1:00 p.m., Pacific time (4:00 p.m., Eastern time) on any Business Day for the order to be effective that day. (See "PURCHASE AND REDEMPTION OF SHARES.")

         HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Fund is distributed in the form of monthly dividends to Shareholders of record. Any capital gain is distributed at least annually. Distributions are paid in additional Shares unless the Shareholder elects to take the payment in cash. ( See "DIVIDENDS.")

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Summary..................................................................
Fee Table................................................................
Financial Highlights.....................................................
Fund Description.........................................................
Investment Objectives....................................................
Investment Policies......................................................
General..................................................................
  Money Market Instruments...............................................
  Illiquid and Restricted Securities.....................................
  Lending of Portfolio Securities........................................
  Other Investments......................................................
  Risk Factors...........................................................
  Year 2000..............................................................
Portfolio Turnover.......................................................
Purchase and Redemption of Shares........................................
Exchange Privileges......................................................
Dividends................................................................
Taxes....................................................................
  Federal Taxation.......................................................
Service Arrangements.....................................................
  The Advisor............................................................
  Administrator..........................................................
  The Transfer Agent.....................................................
  Shareholder Servicing Agreement........................................
  Distributor............................................................
  Banking Laws...........................................................
  Custodian..............................................................
General Information......................................................
  Description of HighMark Funds & Its Shares.............................
  Performance Information................................................
  Miscellaneous..........................................................
Description of Permitted Investments.....................................

                                    FEE TABLE

                                     Value
                                     Momentum
                                     Fund
                                     ---------
                                     Class I
                                     Shares
SHAREHOLDER
  TRANSACTION
  EXPENSES(a)
  Maximum Sales Load
    Imposed on Purchases (as a
    percentage of offering  price) .    0%
  Maximum Sales Load
    Imposed on Reinvested
    Dividends (as a percentage
    of offering  price) ............    0%
  Deferred Sales
    Load (as a percentage of
    original purchase price or
    redemption proceeds, as
    applicable) ....................    0%
  Redemption Fees (as
    a percentage of
    amount redeemed,
    if applicable)(b) ..............    0%
  Exchange Fee(a) ..................   $0
ANNUAL OPERATING
  EXPENSES(as a
  percentage of net assets)
  Management Fees................... 0.60%
  12b-1 Fees .......................    0%
  Other Expenses
    (after voluntary
    reduction)(c)................... 0.22%
                                     -----
  Total Fund
    Operating
    Expenses (after
    voluntary reduction)(d)......... 0.82%
                                     =====

---------------
Example: You would pay the following expenses on a $1,000 investment, assuming
         (1) 5% annual return and (2) redemption at the end of each time period.

                                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                             ------  -------  -------  --------

Class I Shares    .....................................       $ 8      $26      $46      $101

         The purpose of the tables above is to assist an investor in the Fund in understanding the various costs and expenses that a Shareholder will bear directly or indirectly. For a more complete discussion of the Fund's annual operating expenses, see SERVICE ARRANGEMENTS below. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(a) Certain entities (including Union Bank of California, N.A. and its affiliates) making investments in the Fund on behalf of their customers may charge customers fees for services provided in connection with the investment in, redemption of, and exchange of Shares. (See PURCHASE AND REDEMPTION OF SHARES, EXCHANGE PRIVILEGES, and SERVICE ARRANGEMENTS below.)

(b) A wire redemption charge of $15 is deducted from the amount of a wire redemption payment made at the request of a Shareholder. (See REDEMPTION OF SHARES below.)

(c) OTHER EXPENSES are based on estimated amounts for the current fiscal year. Absent voluntary fee waivers, OTHER EXPENSES would be 0.24% for the Class I Shares of the Fund.

(d) Absent voluntary fee waivers, TOTAL FUND OPERATING EXPENSES would be 0.84% for the Class I Shares of the Fund.

                              FINANCIAL HIGHLIGHTS

         Financial information with respect to the Class I Shares of the Value Momentum Fund is not presented because Class I Shares were not offered prior to the date of this prospectus. Please see "Financial Statements" in the Statement of Additional Information for financial information regarding other Share classes of the Value Momentum Fund.

                                FUND DESCRIPTION

         HighMark Funds is an open-end, diversified, registered investment company that currently offers units of beneficial interest ("Shares") in seventeen investment portfolios ("Funds"). All of the Funds are advised by HighMark Capital Management, Inc. (the "Advisor"), a subsidiary of UnionBanCal Corporation. Shareholders may purchase Shares of selected Funds through four separate classes (Class A and Class B (collectively, the "Retail Shares"), Fiduciary Shares, and Class I Shares). Only Class I Shares of the Value Momentum Fund are offered in this Prospectus. These classes may have different sales charges and other expenses, which may affect performance. Information regarding HighMark Funds' other Funds and other classes is contained in separate prospectuses that may be obtained from HighMark Funds' Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-433-6884.

         For information concerning those investors who qualify to purchase Class I Shares, see PURCHASE AND REDEMPTION OF SHARES below. (Class I Shares may be hereinafter referred to as "Shares.")

                              INVESTMENT OBJECTIVES

         The investment objective of the Fund is to the seek long-term capital growth with a secondary objective of income.

         The investment objective and certain of the investment limitations of the Fund may not be changed without a vote of the holders of a majority of the outstanding Shares of the Fund (as defined under GENERAL
INFORMATION--Miscellaneous below). There can be no assurance that the Fund will achieve its investment objective.

                               INVESTMENT POLICIES

         Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, warrants to purchase common stocks, ADRs, preferred stocks and securities (including debt securities) convertible into or exercisable for common stocks. The Fund will be invested primarily in securities which the Advisor believes to be undervalued relative to the market and to the security's historic valuation. Stocks are then screened for positive price or earnings momentum. Securities purchased will generally have a medium to high market capitalization. A majority of the securities in which the Fund invests will be dividend paying.

                                     GENERAL

Money Market Instruments

         Under normal market conditions, money market instruments may comprise up to 35% of the total assets of the Fund. When market conditions indicate a temporary "defensive" investment strategy as determined by the Advisor, the Fund may invest more than the above stated amount of its total assets in money market instruments. The Fund will not be pursuing its investment objective to the extent that a substantial portion of its assets are invested in money market instruments.

Illiquid and Restricted Securities

         The Fund shall limit investment in illiquid securities to 15% or less of its net assets. Generally, an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. The absence of a trading market can make it difficult to ascertain the market value of the illiquid securities. The Fund may purchase restricted securities which have not been registered under the Securities Act of 1933 (e.g., Rule 144A Securities and
Section 4(2) commercial paper) subject to policies approved by the Board of Trustees. See INVESTMENT RESTRICTIONS in the Statement of Additional Information.

Lending of Portfolio Securities

         In order to generate additional income, the Fund may lend its portfolio securities to broker-dealers, banks or other institutions. The Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of its total assets.

Other Investments

         The Fund may enter into repurchase agreements and reverse repurchase agreements.

         The Fund may enter into forward commitments or purchase securities on a "when-issued" basis. The Fund expects that commitments by the Fund to enter into forward commitments or purchase when-issued securities will not exceed 25% of the value of the Fund's total assets under normal market conditions. The Fund does not intend to purchase when-issued securities or forward commitments for speculative or leveraging purposes but only for the purpose of acquiring portfolio securities.

         The Fund may also invest in money market instruments, money market funds, and cash.

         The Fund may invest in other registered investment companies with similar investment objectives. The Fund may invest up to 5% of its total assets in the shares of any one registered investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. In accordance with an exemptive order issued to HighMark Funds by the Securities and Exchange Commission, such other registered investment company securities may include shares of a money market fund of HighMark Funds, and may include registered investment companies for which the Advisor or Sub-Advisor to a Fund of HighMark Funds, or an affiliate of such Advisor or Sub-Advisor, serves as investment advisor, administrator or distributor.

         Because other registered investment companies employ an investment advisor, such investment by a Fund may cause Shareholders to bear duplicative fees. The Advisor will waive its fees attributable to the assets of the investing Fund invested in a money market fund of HighMark Funds, and, to the extent required by applicable law, the Advisor will waive its fees attributable to the assets of the Fund invested in any investment company. The Fund may be subject to additional restrictions on investments in other investment companies. See "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

         The Fund may write covered calls on its equity securities and enter into closing transactions with respect to covered call options. The Fund's assets may be invested in options, futures contracts and options on futures, SPDRs, and investment grade bonds. The aggregate value of options on securities (long puts and calls) will not exceed 10% of the Fund's net assets at the time such options are purchased by the Fund. The Fund may enter into futures and options on futures only to the extent that obligations under such contracts or transactions, together with options on securities, represent not more than 25% of the Fund's assets. The Fund may purchase options in stock indices to invest cash on an interim basis. The aggregate premium paid on all options on stock indices cannot exceed 20% of the Fund's total assets. All of the common stocks in which the Fund invests (including foreign securities in the form of ADRs but not including Rule 144A Securities) are traded on registered exchanges or in the over-the-counter market.

         For further information, see "DESCRIPTION OF PERMITTED INVESTMENTS."

Risk Factors

         To the extent the Fund invests in equity securities, that Fund's Shares will fluctuate in value, and thus may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

         Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors.

         Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they may be exercised but only the right to buy such securities at a particular price. The Fund will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by a NRSRO or that is not rated but is determined to be of comparable quality by the Advisor.

Year 2000

         HighMark Funds depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, HighMark Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. HighMark Funds has made inquiry of its service providers to determine whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that it expects its system to accommodate the year 2000 transition without material adverse consequences to HighMark Funds. While it is likely that such assurances will be obtained, HighMark Funds and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or custodians, banks, broker-dealers or others with which HighMark Funds does business.

                               PORTFOLIO TURNOVER

         The Fund's portfolio turnover rate will not be a factor preventing a sale or purchase when the Advisor believes investment considerations warrant. The Fund's portfolio turnover rate may vary greatly from year to year as well as within a particular year. High portfolio turnover rates generally will result in correspondingly higher brokerage and other transactions costs to the Fund and could involve the realization of capital gains that would be taxable when distributed to Shareholders of the Fund. See FEDERAL TAXATION.

                        PURCHASE AND REDEMPTION OF SHARES

         The Fund is divided into four classes of Shares, Class A, Class B, Fiduciary, and Class I. Class I Shares are only available to retirement and other benefit plans sponsored by governmental entities with a minimum investment of $70,000,000.

         Purchases and redemptions of Shares of the Fund may be made on days on which the New York Stock Exchange is open for business ("Business Days"). The minimum initial investment is $70,000,000 and the minimum subsequent investment is generally only $100. However, the minimum investment may be waived in the Distributor's discretion. Shareholders may place orders by telephone.

         Purchase orders will be effective if the Distributor receives an order before 1:00 p.m., Pacific time (4:00 p.m., Eastern time) and the custodian receives Federal funds before the close of business on the next Business Day. The purchase price of Shares of the Fund is the net asset value next determined after a purchase order is received and accepted by HighMark Funds. The net asset value per Share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding Shares of the Fund. Net asset value per share is determined daily as of 1:00 p.m., Pacific time (4:00 p.m., Eastern time) on any Business Day. Purchases will be made in full and fractional Shares of HighMark Funds calculated to three decimal places. HighMark Funds reserves the right to reject a purchase order when the Distributor or Advisor determines that it is not in the best interest of HighMark Funds and/or its Shareholders to accept such order.

         Shares of the Fund are offered only to residents of states in which the Shares are eligible for purchase.

         Shareholders who desire to redeem shares of HighMark Funds must place their redemption orders prior to 1:00 p.m., Pacific time (4:00 p.m., Eastern time), on any Business Day for the order to be accepted on that Business Day. The redemption price is the net asset value of the Fund next determined after receipt by the Distributor of the redemption order. Payment on redemption will be made as promptly as possible and, in any event, within seven calendar days after the redemption order is received. The Funds reserve the right to make payment for redemptions in securities rather than cash.

         Neither HighMark Funds' transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. HighMark Funds and its transfer agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include taping of telephone conversations. If market conditions are extraordinarily active or other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means.

                               EXCHANGE PRIVILEGES

         As indicated under GENERAL INFORMATION--Description of HighMark Funds & Its Shares, certain Funds of HighMark Funds issue four classes of Shares (Class A and Class B Shares (collectively, "Retail Shares"), Fiduciary Shares, and Class I Shares); as of the date of this Prospectus, the Distribution Plan and distribution fee payable thereunder are applicable only to such Fund's Retail Shares. A Shareholder's eligibility to exchange into a particular class of Shares will be determined at the time of the exchange. The Shareholder must supply, at the time of the exchange, the necessary information to permit confirmation of qualification.

         The Fund's Shares may be exchanged for Shares of the class of the various other Funds of HighMark Funds which the Shareholder qualifies to purchase directly so long as the Shareholder maintains the applicable minimum account balance in each Fund in which he or she owns Shares and satisfies the minimum initial and subsequent purchase amounts of the Fund into which the Shares are exchanged. Class I Shares are only offered by the Value Momentum Fund. Shareholders may exchange Class I Shares of a Fund for Retail Shares of another Fund. Under such circumstances, the cost of the acquired Retail Shares will be the net asset value per share plus the appropriate sales load.

         Exchanges will be made on the basis of the relative net asset values of the Shares exchanged plus any applicable sales charge. Exchanges are subject to the terms and conditions stated herein and the terms and conditions stated in the respective prospectuses of the Funds.

         Certain entities (including participating organizations and Union Bank of California and its affiliates), however, may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange and this Prospectus should be read in conjunction with that information.

         A Shareholder wishing to exchange Shares in a Fund may do so by contacting the transfer agent at 1-800-433-6884. Exchanges will be effected on any Business Day at the net asset value of the Funds involved in the exchange next determined after the exchange request is received by the transfer agent.

         An exchange is considered to be a sale of Shares for federal income tax purposes on which a Shareholder may realize a capital gain or loss. Exchange privileges may be exercised only in those states where Shares of such other Funds of HighMark Funds may legally be sold. HighMark Funds may materially amend or terminate the exchange privileges described herein upon sixty days' notice.

                                    DIVIDENDS

         The net investment income of the Fund is declared and paid monthly. Net realized capital gains are distributed at least annually to Shareholders of record.

         Shareholders will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the Fund at net asset value as of the date of declaration (which is also the ex-dividend date), unless the Shareholder elects to receive such dividends or distributions in cash. Shareholders wishing to receive their dividends in cash (or wishing to revoke a previously made election) must notify the transfer agent at P. O. Box 8416, Boston, MA 02266-8416, and such election (or revocation thereof) will become effective with respect to dividends and distributions having record dates after notice has been received. Dividends paid in additional Shares receive the same tax treatment as dividends paid in cash.

                                      TAXES

Federal Taxation

         The Fund intends to qualify for treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and to distribute substantially all of its net investment income and realized net capital gains in a timely manner so that the Fund is not required to pay federal taxes on these amounts.

         Distributions of ordinary income and/or an excess of net short-term capital gain over net long-term capital loss are treated for federal income tax purposes as ordinary income to Shareholders. The 70 percent dividends received deduction for corporations generally will apply to these distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction when received by a Fund if a Fund were a regular corporation, and to the extent designated by a Fund as so qualifying. A corporate Shareholder will only be eligible to claim a dividends received deduction with respect to a dividend from a Fund if the corporate Shareholder held its Shares on the ex-dividend date and for at least 45 other days during the 90-day period surrounding the ex-dividend date. Distributions by the Fund of net gains on capital assets held for more than one year are taxable to Shareholders as such, regardless of how long the Shareholder has held Shares of the Fund. Such distributions are not eligible for the dividends received deduction.

         The sale, exchange or redemption of Fund Shares may give rise to a gain or loss. In general, any gain realized upon the taxable disposition of Shares will be treated as 20% gains if the Shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of Fund Shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the Shares have been held for more than 12 months, and otherwise as short-term capital loss. However, if a Shareholder disposes of Shares in the Fund at a loss before holding such Shares for longer than six months, such loss will be treated as a long-term capital loss to the extent the Shareholder has received long-term capital gain distributions on the Shares. All or a portion of any loss realized upon a taxable disposition of Fund Shares will be disallowed if other Shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

         To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit or repurchase agreements), or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares. A Shareholder should consult his or her tax advisor for special advice.

         Prior to purchasing Shares of the Fund, the impact of dividends or capital gain distributions that are expected to be declared or have been declared, but not paid, should be carefully considered. Dividends or capital gain distributions received after a purchase of Shares are subject to federal income taxes, although in some circumstances, the dividends or distributions may be, as an economic matter, a return of capital to the Shareholder. A Shareholder should consult his or her advisor for specific advice about the tax consequences to the Shareholder of investing in the Fund.

         Additional information regarding federal taxes is contained in the Statement of Additional Information. However, the foregoing and the material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Fund and its Shareholders. In addition, the foregoing discussion and the federal tax information in the Statement of Additional Information are based on tax laws and regulations which are in effect as of the date of this Prospectus; these laws and regulations may subsequently change, and such changes could be retroactive.

         Shareholders will be advised at least annually as to the federal income tax status of distributions made during the year.

                              SERVICE ARRANGEMENTS

The Advisor

         Prior to September 1, 1998, Pacific Alliance, a division of Union Bank of California, N.A. served as the Funds' investment advisor. Effective September 1, 1998, Pacific

Alliance was reorganized into a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California. The new entity, which is called HighMark Capital Management, Inc. (the "Advisor"), is a California corporation registered under the Investment Adviser's Act of 1940.

         HighMark Capital Management, Inc. now serves as the Fund's investment advisor. Subject to the general supervision of HighMark Funds' Board of Trustees, the Advisor manages the Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales and maintains the Fund's records relating to such purchases and sales.

         For the expenses assumed and services provided by the Advisor as the Fund's investment advisor, the Advisor receives a fee from the Fund, computed daily and paid monthly, at the annual rate of sixty one-hundredths of one percent (0.60%) of the Fund's average daily net assets. Depending on the size of the Fund, this fee may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Advisor may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

         During HighMark Funds' fiscal year ended July 31, 1998, Union Bank of California received investment advisory fees from the Fund aggregating 0.60% of the Fund's average daily net assets.

         UnionBanCal Corporation, the parent of Union Bank of California, N.A., is a publicly held corporation, but is principally held by The Bank of Tokyo-Mitsubishi, Ltd. As of September 30, 1998, UnionBanCal Corporation and its subsidiaries had approximately $31.4 billion in consolidated assets. HighMark Capital Management, Inc., as of September 30, 1998, had approximately $16 billion of assets under management. The Advisor (and its predecessors), with a team of approximately 43 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

         All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

Administrator

         SEI Investments Mutual Funds Services (the "Administrator") and HighMark Funds are parties to an administration agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides HighMark Funds with certain management services, including all necessary office space, equipment, personnel, and facilities.

         The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of a Fund's Class I Shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion. Currently, the Administrator has agreed to waive its fee to the rate of 0.18% of the average daily net assets of the Fund.

         Pursuant to a separate agreement with the Administrator, HighMark Capital Management performs sub-administration services on behalf of the Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.05% of the average daily net assets of the Fund. A description of the services performed by HighMark Capital Management pursuant to this Agreement is contained in the Statement of Additional Information.

The Transfer Agent

         State Street Bank and Trust Company serves as the transfer agent, dividend disbursing agent, and as a shareholder servicing agent for the Class I Shares of HighMark Funds for which services it receives a fee.

Shareholder Servicing Agreement

         To support the provision of Shareholder services to the Class I Shares, the Advisor, HighMark Funds and the California Department of Personnel Administration have entered into a Shareholder Servicing Agreement. A description of the services performed by the California Department of Personnel Administration pursuant to the Shareholder Servicing Agreement is contained in the Statement of Additional Information. In consideration of services provided by the California Department of Personnel Administration, the Advisor will pay a fee equal to 0.10% of the Fund's average daily net assets held in the State of California Savings Plus Program to the California Department of Personnel Administration.

Distributor

         SEI Investments Distribution Co. (the "Distributor") and HighMark Funds are parties to a distribution agreement ("Distribution Agreement"). The Distribution Agreement is renewable annually and may be terminated by the Distributor, by a majority vote of the Disinterested Trustees or by a majority vote of the outstanding securities of HighMark Funds upon not more than 60 days written notice by either party, or upon assignment by the Distributor. Class I Shares are not subject to HighMark Funds' Distribution Plan or a distribution fee.

Banking Laws

         HighMark Capital Management, Inc. believes that it may perform the services for the Fund contemplated by its investment advisory agreement with HighMark Funds without a violation of applicable banking laws and regulations. HighMark Capital Management also believes that it may perform sub-administration services on behalf of the Fund, for which it receives compensation from the Administrator without a violation of applicable banking laws and regulations. Future changes in federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could change the manner in which the Advisor could continue to perform services for the Fund. For a further discussion of applicable banking laws and regulations, see the Statement of Additional Information.

Custodian

         Union Bank of California, N.A. serves as the custodian and as a shareholder servicing agent for the Fund. The Custodian holds cash securities and other assets of HighMark Funds as required by the 1940 Act.

         Services performed by Union Bank of California, N.A., as the Fund's shareholder servicing agent and custodian, as well as the basis of remuneration for such services, are described in the Statement of Additional Information.

                               GENERAL INFORMATION

Description of HighMark Funds & Its Shares

         HighMark Funds was organized as a Massachusetts business trust on March 10, 1987, and consists of fourteen series of Shares open for investment representing units of beneficial interest in HighMark Funds' Growth Fund, Income Equity Fund, Balanced Fund, Value Momentum Fund, Emerging Growth Fund, International Equity Fund, Small Cap Value Fund, Bond Fund, Intermediate-Term Bond Fund, California Intermediate Tax-Free Bond Fund, Diversified Money Market Fund, U.S. Government Obligations Money Market Fund, 100% U.S. Treasury Obligations Money Market Fund, and California Tax-Free Money Market Fund. Shares of each Fund are freely transferable, are entitled to distributions from the assets of the Fund as declared by the Board of Trustees, and, if HighMark Funds were liquidated, would receive a pro rata share of the net assets attributable to that Fund. Shares are without par value.

Performance Information

         From time to time, HighMark Funds may advertise the aggregate total return, average annual total return, yield and distribution rate with respect to the Class I Shares of the Fund. Performance information is computed separately for a Fund's Retail, Class I and Fiduciary Shares in accordance with the formulas described below.

         The aggregate total return and average annual total return of the Fund may be quoted for the life of the Fund and for ten-year, five-year, three-year, and one-year periods, in each case through the most recent calendar quarter. Aggregate total return is determined by calculating the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. Average annual total return is calculated by annualizing the Fund's aggregate total return over the relevant number of years. The resulting percentage indicates the average positive or negative investment results that an investor in the Fund would have experienced on an annual basis from changes in Share price and reinvestment of dividends and capital gain distributions.

         The yield of the Fund is determined by annualizing the net investment income per Share of the Fund during a specified thirty-day period and dividing that amount by the per Share public offering price of the Fund on the last day of the period.

         The distribution rate of the Fund is determined by dividing the income and capital gains distributions, or where indicated the income distributions alone, on a Share of the Fund over a twelve-month period by the per Share public offering price of the Fund on the last day of the period.

         The Fund may periodically compare its performance to the performance of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical); financial and business publications and periodicals; broad groups of comparable mutual funds; unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or other investment alternatives. The Fund may advertise performance that includes results from periods in which the Fund's assets were managed in a non-registered predecessor vehicle.

         All performance information presented for the Fund is based on past performance and does not predict future performance.

Miscellaneous

         Shareholders will be sent unaudited semi-annual reports and annual reports audited by independent public accountants.

         Shareholders are entitled to one vote for each Share held in the Fund as determined on the record date for any action requiring a vote by the Shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds' Board of Trustees determines that the matter to be voted upon affects only the interests of the Shareholders of a particular series or particular class, and (ii) only Retail Shares will be entitled to vote on matters submitted to a Shareholder vote relating to the Distribution Plan. HighMark Funds is not required to hold regular annual meetings of Shareholders, but may hold special meetings from time to time.

         HighMark Funds' Trustees are elected by Shareholders, except that vacancies may be filled by vote of the Board of Trustees. Trustees may be removed by the Board of Trustees, or by Shareholders at a meeting called for such purpose. For information about how Shareholders may call such a meeting and communicate with other Shareholders for that purpose, see ADDITIONAL INFORMATION--Miscellaneous in the Statement of Additional Information.

         Inquiries may be directed in writing to SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling toll free 1-800-433-6884.

                      DESCRIPTION OF PERMITTED INVESTMENTS

         The following is a description of permitted investments for the HighMark Value Momentum Fund:

         AMERICAN DEPOSITARY RECEIPTS (ADRs) and EUROPEAN DEPOSITARY RECEIPTS
(EDRs)--Receipts, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

         BANKERS' ACCEPTANCES--Bills of exchange or time drafts drawn on and accepted by commercial banks. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT--Negotiable interest-bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

         COMMERCIAL PAPER--Unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. Purchase of such instruments involves a risk of default by the issuer.

         COMMON STOCK--Units of ownership of a public corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. For the most part, common stock has more potential for appreciation.

         CONVERTIBLE BONDS AND CONVERTIBLE PREFERRED STOCK--Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Convertible preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities. Because of the conversion feature, the market value of convertible bonds and convertible preferred stock tend to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible bonds and convertible preferred stock is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible bonds and convertible preferred stock is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

         DERIVATIVES--Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., puts and calls), options on futures, swap agreements, and some mortgage-backed securities (CMOs, REMICs, IOs and POs). See elsewhere in this "DESCRIPTION OF PERMITTED INVESTMENTS" for discussions of these various instruments, and see "INVESTMENT OBJECTIVES" and "INVESTMENT POLICIES" for more information about any policies and limitations applicable to their use.

         FUTURES AND OPTIONS ON FUTURES--Some futures strategies, including selling futures, buying puts and writing calls, reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio.

         Options and futures can be volatile instruments, and involve certain risks that, if applied at an inappropriate time, could negatively impact the Fund's return.

         INVESTMENT GRADE BONDS--Interest-bearing or discounted government or corporate securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. Investment grade bonds are those rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Advisor.

         LOAN PARTICIPATIONS--Loan participations are interests in loans to U.S. corporations (i.e., borrowers) which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower of the underlying loan will be deemed to be the issuer of the participation interest (except to the extent a purchasing Fund derives its rights from the intermediary bank). Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may encounter delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower because it may be necessary under the terms of the loan participation, for the Fund to assert its rights against the borrower through the intermediary bank. Moreover, under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that a Fund may also be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is limited, and any such participation purchased by a Fund may be regarded as illiquid.

         MONEY MARKET INSTRUMENTS--Short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a

NRSRO at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS; (vi) repurchase agreements involving such obligations; (vii) loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Fund may invest; (viii) money market funds and (ix) foreign commercial paper.

         Certain of the obligations in which the Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

         OBLIGATIONS OF SUPRANATIONAL ENTITIES--Obligations of supranational entities are established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

         OPTIONS--Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

         In addition, the Fund may buy options on stock indices to invest cash on an interim basis. Such options will be listed on a national securities exchange. In order to close out an option position, the Fund may enter into a "closing purchase transaction"--the purchase of an option on the same security with the same exercise price and expiration date as the option contract previously written on any particular security. When the security is sold, the Fund effects a closing purchase transaction so as to close out any existing option on that security.

         There are risks associated with such investments including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor or Sub-Advisor to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by the Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

         RECEIPTS--Interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities. See also "FEDERAL TAXATION."

         REPURCHASE AGREEMENTS--Agreements whereby the Fund will acquire securities from approved financial institutions or registered broker-dealers that agree to repurchase the securities at a mutually agreed-upon date and price. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value equal to 102% of the resale price stated in the agreement. Repurchase agreements involving government securities are not subject to the Fund's fundamental investment limitation on purchasing securities of any one issuer. If the seller defaults on its repurchase obligation or becomes insolvent, the Fund holding such obligations would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price or the Fund's disposition of the securities was delayed pending court action. Securities subject to repurchase agreements will be held by a qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS--The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non-fundamental policy, the Fund intends to limit such investments to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 102% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

         RULE 144A SECURITIES--Rule 144A Securities are securities that have not been registered under the Securities Act of 1933, but which may be traded between certain qualified institutional investors, including investment companies. The absence of a secondary market may affect the value of the Rule 144A Securities. The Board of Trustees of HighMark Funds has established guidelines and procedures to be utilized to determine the liquidity of such securities.

         SECURITIES ISSUED ON A FORWARD COMMITMENT BASIS OR WHEN-ISSUED SECURITIES--Securities purchased for delivery beyond the normal settlement date at a stated price and yield and which thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. When the Fund agrees to purchase when-issued securities or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a segregated account. The Fund will generally not pay for such securities and no income will accrue on the securities until they are received. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis or forward commitments may increase the risk of fluctuations in the Fund's net asset value.

         SECURITIES LENDING--During the time portfolio securities are on loan from the Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time and, while the Fund will generally not have the right to vote securities on loan, it will terminate the loan and regain the right to vote if that is considered important with respect to the investment. While the lending of securities may subject the Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by the Advisor, and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund.

         SECURITIES SUBJECT TO A PUT FEATURE--A "put" feature permits the Fund to sell a fixed income security at a fixed price prior to maturity. The underlying fixed income securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the fixed income security as originally issued, it may not be marketable or assignable. Generally, a premium is paid for a put feature or a put feature is purchased separately which results in a lower yield than would otherwise be available for the same fixed income securities.

         STANDARD & POOR'S DEPOSITARY RECEIPTS (SPDRs)--SPDRs are interests in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that constitutes the S&P 500 Index. For further information regarding SPDRs, see the Statement of Additional Information.

         TIME DEPOSITS--Non-negotiable receipts issued by U.S. or foreign banks in exchange for the deposit of funds. Like certificates of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

         UNIT INVESTMENT TRUST--Investment vehicle, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed Portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Units in the trust, which usually cost at least $1,000, are sold to investors by brokers, for a Load charge of about 4%. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal. Most brokerage firms maintain a Secondary Market in the trusts they sell, so that units can be resold if necessary.

         U.S. GOVERNMENT AGENCY SECURITIES--Certain Federal agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the U.S. Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., FNMA securities).

         U.S. TREASURY OBLIGATIONS--Bills, notes, and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations known as Separately Traded Registered Interest and Principal Securities ("STRIPS") that are transferable through the Federal book-entry system.

         U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

         VARIABLE AND FLOATING RATE INSTRUMENTS--Obligations that may carry variable or floating rates of interest, may involve conditional or unconditional demand features and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

         WARRANTS--Securities that entitle the holder to buy a proportionate amount of common stock at a specified price for a limited or unlimited period of time. Warrants are often freely transferable and are traded on major stock exchanges.

                               HIGHMARK EQUITY AND
                               FIXED INCOME FUNDS

                            INVESTMENT PORTFOLIOS OF
                                 HIGHMARK FUNDS
                   For further information (including current
                  yield, purchase and redemption information),
                               call 1-800-433-6884

INVESTMENT ADVISOR

HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA 94104

CUSTODIAN

Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR

SEI Investments Mutual Funds Services
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Ropes & Gray
1301 K Street, N.W., Suite 800 East
Washington, D.C.  20005

AUDITORS

Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA 94105-2230

For further information call 1-800-433-6884 or visit our web site at www.highmark-funds.com

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY HIGHMARK FUNDS OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY HIGHMARK FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

NOT FDIC INSURED

                             CROSS REFERENCE SHEET

                         HIGHMARK VALUE MOMENTUM FUND

                                 CLASS I SHARES

                      STATEMENT OF ADDITIONAL INFORMATION

FORM N-1A PART B ITEM                              INFORMATION CAPTION
10.  Cover Page                                    Cover Page

11.  Table of Contents                             Table of Contents

12.  General Information and History               Additional Information -- Description of Shares

13.  Investment Objectives and Policies            Investment Objectives and Policies; Additional
                                                   Information on Portfolio Instruments

14.  Management of HighMark Funds                  Management of HighMark Funds

15.  Control Persons and Principal                 Additional Information -- Miscellaneous
     Holders of Securities

16.  Investment Advisory and Other                 Management of HighMark Funds
     Services

17.  Brokerage Allocation                          Management of HighMark Funds -- Portfolio
                                                   Transactions

18.  Capital Stock and Other Securities            Valuation; Additional Purchase and Redemption
                                                   Information; Management of HighMark Funds --
                                                   Distributor; Additional Information

19.  Purchase, Redemption and                      Valuation; Additional Purchase and Redemption
     Pricing of Securities Being                   Information; Management of HighMark Funds
     Offered

20.  Tax Status                                    Additional Purchase and Redemption Information
                                                   -- Additional Federal Tax Information;

21.  Underwriters                                  Management of HighMark Funds -- Distributor

22.  Calculation of Performance Data               Additional Information -- Calculation of
                                                   Performance Data

23.  Financial Statements                          Financial Statements

                                 HIGHMARK FUNDS

                          HIGHMARK VALUE MOMENTUM FUND

                                 CLASS I SHARES

                      STATEMENT OF ADDITIONAL INFORMATION

                                OCTOBER 1, 1999

         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus of the HighMark Value Momentum Fund -- Class I Shares, which is dated October 1, 1999, (collectively, the "Prospectus") and any supplements thereto. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800-433-6884. Capitalized terms used but not defined herein have the same meanings as set forth in the Prospectus.

                               TABLE OF CONTENTS

                                                                                                    Page
                                                                                                    ----
HIGHMARK FUNDS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1
INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .    1
         Bank Instruments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1
         Commercial Paper and Variable Amount Master Demand Notes . . . . . . . . . . . . . . . . .    2
         Lending of Portfolio Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
         Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
         Reverse Repurchase Agreements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4
         U.S. Government Obligations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4
         Adjustable Rate Notes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5
         Shares of Mutual Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5
         When-Issued Securities and Forward Commitments . . . . . . . . . . . . . . . . . . . . . .    5
         Options (Puts and Calls) on Securities . . . . . . . . . . . . . . . . . . . . . . . . . .    6
         Covered Call Writing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6
         Purchasing Call Options  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
         Purchasing Put Options . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
         Options in Stock Indices . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
         Risk Factors in Options Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . .    9
         Futures Contracts on Securities and Related Options  . . . . . . . . . . . . . . . . . . .   10
         Futures Contracts on Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10
         Options on Securities' Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . .   12
         Risk of Transactions in Securities' Futures Contracts and Related Options  . . . . . . . .   12
         Index Futures Contracts  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   13
         Options on Index Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . .   14
         U.S. Dollar Denominated Obligations of Securities of Foreign Issuers . . . . . . . . . . .   14
         Standard & Poor's Depository Receipts ("SPDRs")  . . . . . . . . . . . . . . . . . . . . .   15
         Illiquid Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15
         Restricted Securities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16
INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   16
         Voting Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19
PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20
VALUATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . .   20
         ADDITIONAL FEDERAL TAX INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . .   21
         FOREIGN TAXES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23
MANAGEMENT OF HIGHMARK FUNDS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23
         TRUSTEES AND OFFICERS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23

         INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   28
         PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   29
         GLASS-STEAGALL ACT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   31
         ADMINISTRATOR AND SUB-ADMINISTRATOR  . . . . . . . . . . . . . . . . . . . . . . . . . . .   32
         SHAREHOLDER SERVICING AGREEMENT  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   33
         EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   34
         DISTRIBUTOR  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
                 The Distribution Plans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   35
         TRANSFER AGENT AND CUSTODIAN SERVICES  . . . . . . . . . . . . . . . . . . . . . . . . . .   36
         AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   37
         LEGAL COUNSEL  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   37
ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   37
         DESCRIPTION OF SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   37
         SHAREHOLDER AND TRUSTEE LIABILITY  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   39
         CALCULATION OF PERFORMANCE DATA  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   39
         MISCELLANEOUS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   42
APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   61
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   67

                      STATEMENT OF ADDITIONAL INFORMATION

                                 HIGHMARK FUNDS

         HighMark Funds is a diversified, open-end management investment company. HighMark Funds presently consists of fourteen series of Shares, representing units of beneficial interest in the HighMark Growth Fund, the HighMark Income Equity Fund, the HighMark Balanced Fund, the HighMark Value Momentum Fund, the HighMark Emerging Growth Fund, the HighMark International Equity Fund, the HighMark Small Cap Value Fund, the HighMark Bond Fund, the HighMark Intermediate-Term Bond Fund, the HighMark California Intermediate Tax-Free Bond Fund, the HighMark Diversified Money Market Fund, the HighMark U.S. Government Money Market Fund, the HighMark 100% U.S. Treasury Money Market Fund, and the HighMark California Tax-Free Money Market Fund. The HighMark Value Momentum Fund commenced operations in HighMark Funds on April 28, 1997.

         As described in the Prospectuses, selected Funds of HighMark Funds have been divided into four classes of Shares (designated Class A and Class B Shares (collectively "Retail Shares"), Fiduciary Shares and Class I Shares) for purposes of HighMark Funds' Distribution and Shareholder Services Plans (the "Distribution Plans"), which Distribution Plans apply only to such Funds' Retail Shares.

         The Value Momentum Fund (the "Fund") is sometimes referred to herein as an Equity Fund.

         Much of the information contained herein expands upon subjects discussed in the Prospectus for the Fund. No investment in Shares of the Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVE AND POLICIES

         The following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus.

                ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         1. Bank Instruments. Consistent with its investment objective, policies, and restrictions, the Fund may invest in bankers' acceptances, certificates of deposit, and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

         Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

         2. Commercial Paper and Variable Amount Master Demand Notes. Consistent with its investment objective, policies, and restrictions, the Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

         Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

         3. Lending of Portfolio Securities. In order to generate additional income, the Fund may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from the Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject the Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by HighMark Capital Management, Inc. (the "Advisor"), and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. The Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

         4. Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements.

         Under the terms of a repurchase agreement, the Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and from registered broker-dealers that the Advisor deems creditworthy under guidelines approved by HighMark Funds' Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Advisor, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

         If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds' Board of Trustees believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         5. Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, the Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 102% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

         6. U.S. Government Obligations. The Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         For information concerning mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see "Mortgage-Related Securities" below.

         7. Adjustable Rate Notes. Consistent with its investment objective, policies, and restrictions, the Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to the Fund's non fundamental 15% limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

         8. Shares of Mutual Funds. The Fund may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to HighMark Funds by the Securities and Exchange Commission, such other registered investment companies securities may include shares of a money market fund of HighMark Funds, and may include registered investment companies for which the Advisor or Sub-Advisor to a Fund of HighMark Funds, or an affiliate of such Advisor or Sub-Advisor, serves as investment advisor, administrator or distributor or provides other services. Because other investment companies employ an investment advisor, such investment by the Fund may cause Shareholders to bear duplicative fees. The Advisor will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of HighMark Funds, and, to the extent required by applicable law, the Advisor will waive its fees attributable to the assets of the Fund invested in any investment company. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.

         9. When-Issued Securities and Forward Commitments. The Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

         When the Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.

         The Fund expects that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event the Fund exceeded this 25% threshold, the Fund's liquidity and the Advisor's ability to manage it might be adversely affected. In addition, the Fund does not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund's investment objective.

         10. Options (Puts and Calls) on Securities. The Fund may buy and sell options (puts and calls), and write call options on a covered basis.

         11. Covered Call Writing. The Fund may write covered call options from time to time on such portion of its assets, without limit, as the Advisor determines is appropriate in seeking to obtain its investment objective. The Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         12. Purchasing Call Options. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Fund may sell, exercise or close out positions as the Advisor deems appropriate.

         13. Purchasing Put Options. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

         14. Options in Stock Indices. The Fund may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by
(ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

         The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since the Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         The Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of the Fund's total assets.

         15. Risk Factors in Options Transactions. The successful use of options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

         When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if its Advisor believes there is liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

         16. Futures Contracts on Securities and Related Options. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of the Fund.

         17. Futures Contracts on Securities. The Fund will enter into futures contracts on securities only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

         A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

         Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

         Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

         Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

         The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

         18. Options on Securities' Futures Contracts. The Fund will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. The Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

         As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

         The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

         Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of the Fund's total assets.

         19. Risk of Transactions in Securities' Futures Contracts and Related Options. Successful use of securities' futures contracts by the Fund is subject to the ability of the Advisor to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

         Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

         There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

         To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         20. Index Futures Contracts. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. The Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

         An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When the Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

         The Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when the Fund purchases an index futures contract, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only a daily basis.

         The extent to which the Fund may enter into transactions involving index futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such.

         21. Options on Index Futures Contracts. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         22. U.S. Dollar Denominated Obligations of Securities of Foreign Issuers. The Fund may invest in U.S. dollar denominated obligations of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Fund may invest in American Depositary Receipts. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

         23. Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market as SPDRs are listed on the American Stock Exchange.

         The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

         SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolio could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         24. Illiquid Securities. The Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Pursuant to this policy, the Fund may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

         25. Restricted Securities. The Fund has adopted a nonfundamental policy (which may be changed without Shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") and may be either liquid or illiquid. The Advisor will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds' Board of Trustees. Restricted securities purchased by the Funds may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act (whether or not such paper is a Rule 144A security).

                            INVESTMENT RESTRICTIONS

         Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of the Fund (as defined below). Except with respect to the Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

THE VALUE MOMENTUM FUND MAY NOT:

                 1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of such Fund's total assets would be invested in the issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the issuer's outstanding voting securities (except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations).

                 2. Purchase any securities that would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

         and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and

                 3. Make loans, except that the Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies.

THE VALUE MOMENTUM FUND:

                 1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                 2. May not concentrate investments in a particular industry or group of industries, or within any one state, as concentration is defined under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                 3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                 4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                 5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                 6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                 7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         The fundamental limitations of the Value Momentum Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in the Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

         1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE VALUE MOMENTUM FUND ARE NONFUNDAMENTAL POLICIES. THE FUND MAY NOT:

                 1. Acquire more than 10% of the voting securities of any one issuer. This limitation applies to only 75% of a Fund's assets.

                 2.  Invest in companies for the purpose of exercising control.

                 3. Borrow money, except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets and except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing. To the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.
         This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

                 4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

                 5. Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts may invest in futures contracts and options on futures contracts, as disclosed in the prospectus and interest in a pool of securities that are secured by interests in real estate. However, subject to their permitted investments, the Fund may invest in companies which invest in real estate, commodities or commodities contracts.

                 6. Make short sales of securities, maintain a short position or purchase securities on margin, except that HighMark Funds may obtain short-term credits as necessary for the clearance of security transactions.

                 7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Fund security.

                 8. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the Securities and Exchange Commission.

                 9. Purchase or retain securities of an issuer if, to the knowledge of HighMark Funds, an officer, trustee, partner or director of HighMark Funds or the Advisor of HighMark Funds owns beneficially more than 1/2 or 1% of the shares or securities or such issuer and all such officers, trustees, partners and directors owning more than 1/2 or 1% of such shares or securities together own more than 5% of such shares or securities.

                 10. Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

         Voting Information. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark Funds means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

         The Fund's turnover rate is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. For the Fund, the portfolio turnover rate for the fiscal year ended July 31, 1998, the six-month period ended July 31, 1997 and the prior year ended January 31, 1997 was: 7%, 1% and 9%. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares.

                                   VALUATION

        As disclosed in the Prospectus, the Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of 1:00 p.m., Pacific Time (4:00 p.m. Eastern Time) on days on which the New York Stock Exchange is open for business (also "Business Days").

         Except as noted below, investments by the Fund in securities traded on a national exchange (or exchanges) are valued based upon their last sale price on the principal exchange on which such securities are traded. With regard to the Fund, securities the principal market for which is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of HighMark Funds' Board of Trustees. With the exception of short-term securities as described below, the value of each Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions of shares of the Fund may be made on days on which the New York Stock Exchange is open for business.

         It is currently HighMark Funds' policy to pay redemptions in cash. HighMark Funds retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a Shareholder will at all times be entitled to aggregate cash redemptions from the Fund of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds' net assets.

         HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Fund for any period.

         If the Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.

ADDITIONAL FEDERAL TAX INFORMATION

         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of its dividends, interest (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

         If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income.

         If the Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts.

         Any dividend declared by the Fund to Shareholders of record on a date in October, November or December generally is deemed to have been received by its Shareholders on December 31 of such year (and paid by the Fund on or before such time) provided that the dividend actually is paid during January of the following year.

         If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

         Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

         If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

         The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

         The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to properly include on his or her tax return payments of interest or dividends.

FOREIGN TAXES

         Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of the Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If the Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

                          MANAGEMENT OF HIGHMARK FUNDS

TRUSTEES AND OFFICERS

         Overall responsibility for management of the Fund rests with the Trustees of HighMark Funds, who are elected by HighMark Funds' Shareholders. There are currently six Trustees, all of whom are not "interested persons" of HighMark Funds within the meaning of that term under the 1940 Act.

         The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations.

         The Trustees and officers of HighMark Funds, their addresses and principal occupations during the past five years are set forth below.

                                      POSITION(S) HELD                       PRINCIPAL OCCUPATION
NAME AND ADDRESS                      WITH HIGHMARK FUNDS                    DURING PAST 5 YEARS
----------------                      -------------------                    -------------------
Thomas L. Braje                       Trustee                                Prior to retirement in October 1996,
1323 Encina Drive                                                            Vice President and Chief Financial
Milbrae, CA  94030                                                           Officer of Bio Rad Laboratories, Inc.
Date of Birth:  6/7/43

David A. Goldfarb                     Trustee                                Partner, Goldfarb & Simens, Certified
111 Pine Street                                                              Public Accountants.
18th Floor
San Francisco, CA 94111
Date of Birth:  8/2/42

Joseph C. Jaeger                      Trustee                                Prior to retirement in June 1998, Senior
19 Crest Road                                                                Vice President and Chief Financial
Lafayette, CA  94549                                                         Officer, Delta Dental Plan of
Date of Birth:  8/21/35                                                      California.

Frederick J. Long                     Trustee                                President and Chief Executive Officer,
520 Pike Street                                                              Acordia West and  Acordia Northwest Inc.
20th Floor                                                                   (each an insurance brokerage firm).
Seattle, WA 98101
Date of Birth:  9/17/35

Paul L. Smith                         Trustee                                Member of the Board of Trustees of
422 Gordon Terrace                                                           Stepstone Funds from 1991 to 1997.
Pasadena, CA  91105
Date of Birth:  4/25/18

William R. Howell                     Trustee                                Director, Current Income Shares, Inc.
73-350 Calliandra Avenue                                                     from 1973 until retirement in 1998.
Palm Desert, CA  92260                                                       Chairman of the Board of Trustees of
Date of Birth:  2/28/22                                                      Stepstone Funds from 1991 to 1997.

Michael L. Noel                       Member Advisory Board                  President, Noel Consulting Company since
1107 Pine Country Court                                                      1998.  From 1991 to 1997, Member of the
Prescott, AZ  86303-6405                                                     Board of Trustees of Stepstone Funds.
Date of Birth:  4/5/41                                                       Prior to retirement in December 1994,
                                                                             Senior Vice President and Chief
                                                                             Financial Officer, Southern California
                                                                             Edison Company; Director of Amerwest
                                                                             Company, Current Income Shares, Inc. and
                                                                             SCAN Health Plan.

Robert M. Whitler                     Member Advisory Board                  Director, Current Income Shares, Inc.
336 Running Spring Drive                                                     Prior to retirement in 1996, Executive
Palm Desert, CA  92211-3240                                                  Vice President and head of Union Bank's
Date of Birth:  9/11/38                                                      Financial Management and Trust Services
                                                                             Group and a member of the bank-wide
                                                                             Executive Policy Committee.

Mark E. Nagle                         President and Chief Executive          Vice President and Controller, Funds
530 East Swedesford Road              Officer                                Account, Vice President of the
Wayne, PA  19087                                                             Administrator and Distributor, employee
                                                                             since November 1996.  From 1995 to 1996,
                                                                             Vice President of Fund Accounting of
                                                                             BISYS Fund Services.  Prior to 1995,
                                                                             Senior Vice President for Fidelity
                                                                             Investments since 1981.

Robert DellaCroce                     Controller and Chief                   CPA, Director of Fund Resources,
530 East Swedesford Road              Financial Officer                      employee since 1994.  Prior to 1994,
Wayne, PA  19087                                                             senior manager for Arthur Andersen.

Kevin P. Robins                       Vice President and Secretary           Employee since 1992.  Prior to 1992,
1 Freedom Valley Drive                                                       associate with Morgan Lewis & Bockius
Oaks, PA  19456                                                              since 1988.

Sandra K. Orlow                       Vice President and Assistant           Employee since 1983.
1 Freedom Valley Drive                Secretary
Oaks, PA  19456

Todd Cipperman                        Vice President and Assistant           Employee since 1995.  From 1994 to May
1 Freedom Valley Drive                Secretary                              1995, associate with Dewey Ballantine.
Oaks, PA  19456                                                              Prior to 1994, associate with Winston &
                                                                             Strawn.

Joseph M. O'Donnell                   Vice President and Assistant           Employee since 1998.  From March, 1993
1 Freedom Valley Drive                Secretary                              to December, 1997, Vice President and
Oaks, PA  19456                                                              General Counsel with FPS Services, Inc.

Lydia A. Gavalis                      Vice President and Assistant           Vice President and Assistant Secretary
1 Freedom Valley Drive                Secretary                              of SEI Investments Company, employee
Oaks, PA  19456                                                              since 1998.  Prior to 1998, Assistant
                                                                             General Counsel  and Director of
                                                                             Arbitration, Philadelphia Stock
                                                                             Exchange.

Lynda J. Striegel                     Vice President and Assistant           Vice President and Assistant Secretary
1 Freedom Valley Drive                Secretary                              of SEI Investments Company, employee
Oaks, PA  19456                                                              since 1998.  From 1997 to 1998, Senior
                                                                             Assets Management Counsel, Barnett
                                                                             Banks, Inc. From 1996 to 1997, Partner,
                                                                             Groom and Nordberg, Chartered.  Prior to
                                                                             1995, Associate General Counsel, Riggs
                                                                             Bank, N.A.

Kathy Heilig                          Vice President and Assistant           Treasurer of SEI Investments Company,
1 Freedom Valley Drive                Secretary                              employee since 1987.
Oaks, PA  19456

James R. Foggo                        Vice President and Assistant           Vice President and Assistant Secretary
1 Freedom Valley Drive                Secretary                              of the Administrator and the
Oaks, PA  19456                                                              Distributor, employee since 1998.  In
                                                                             1998, associate Paul Weiss, Rifkind,
                                                                             Wharton & Garrison.  From 1995 to 1998,
                                                                             associate, Baker & McKenzie.  Prior to
                                                                             1995, associate, Battle Fowler, L.L.P.

         The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receive administration, fund accounting servicing and distribution fees from each of the Funds. See "Manager and Administrator" and "Distributor" below. Messrs. Nagle, Robins, Cipperman, DellaCroce, O'Donnell and Foggo, and Ms. Orlow, Ms. Striegel, Ms. Gavalis and Ms. Heilig are employees and officers of SEI Investments Company. While SEI Investments Mutual Funds Services is a distinct legal entity from SEI Investments Distribution Co., SEI Investments Mutual Funds Services is considered to be an affiliated person of SEI Investments Distribution Co. under the 1940 Act due to, among other things, the fact that SEI Investments Distribution Co. and SEI Investments Mutual Funds Services are both controlled by the same ultimate parent company, SEI Investments Company.

         During the fiscal year ended July 31, 1998, fees paid to the disinterested Trustees for their services as Trustees aggregated $102,000. For the disinterested Trustees, the following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended July 31, 1998:


               (1)               (2)                     (3)                  (4)                   (5)
             Name of          Aggregate               Pension or        Estimated Annual    Total Compensation
             Trustee        Compensation              Retirement         Benefits Upon           from Fund
                             from Group            Benefits Accrued        Retirement         Complex Paid to
                                                          as                                     Trustees
                                                     Part of Fund
                                                       Expenses
           ----------        -----------               --------            ----------           ----------
Thomas L. Braje                $17,000                    None                 None             $17,000
David A. Goldfarb              $17,000                    None                 None             $17,000
William R. Howell              $17,000                    None                 None             $17,000
Joseph C. Jaeger               $17,000                    None                 None             $17,000
Frederick J. Long              $17,000                    None                 None             $17,000

Paul L. Smith                  $17,000                    None                 None             $17,000
Michael L. Noel*               $17,000                    None                 None             $17,000
Robert M. Whitler*             $17,000                    None                 None             $17,000

*Members of Advisory Board.

         The Advisory Board to the Board of Trustees is responsible for providing monitoring services and evaluating issues affecting the HighMark Funds pursuant to the direction of the Board of Trustees, and consulting and providing advice to the Board of Trustees regarding those issues.

INVESTMENT ADVISOR

         Investment advisory and management services are provided to the Fund by HighMark Capital Management, Inc. (the "Advisor"), (formerly Pacific Alliance Capital Management, a division of Union Bank of California), pursuant to an investment advisory agreement between the Advisor and HighMark Funds dated as of September 1, 1998 (the "Investment Advisory Agreement"). Union Bank of California serves as custodian for each of the Fund. See "Transfer Agent, Custodian and Fund Accounting Services" below. Union Bank of California also serves as sub-administrator to the Fund pursuant to an agreement with SEI Investments Mutual Funds Services. See "Manager and Administrator" below.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to the Fund from year to year if such continuance is approved at least annually by HighMark Funds' Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under GENERAL INFORMATION - Miscellaneous in the Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Advisor. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

        The Investment Advisory Agreement provides that the Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Advisor's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.

         On September 1, 1998, the investment management unit at Union Bank of California, N.A., Pacific Alliance Capital Management was reorganized into a subsidiary of UnionBanCal Corporation. The new entity, HighMark Capital Management, Inc., is a California corporation registered under the 1940 Act.

         On April 1, 1996, the Bank of California, N.A., HighMark Funds' then-investment advisor, combined with Union Bank and the resulting bank changed its name to Union Bank of California, N.A. At the same time, the banks' investment management divisions were combined. Each of the Bank of California and Union Bank (or its predecessor bank) has been in banking since the early 1900's, and historically, each has had significant investment functions within its trust and investment division. Union Bank of California, N.A. is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by The Bank of Tokyo - Mitsubishi, Ltd.

         For the services provided and expenses assumed by the Advisor pursuant to the Investment Advisory Agreement, Union Bank of California is entitled to receive fees from the Fund as described in the Prospectus. For the fiscal years ended July 31, 1998, July 31, 1997, January 31, 1997, and January 31, 1996, Union Bank of California received investment advisory fees of:
$3,952,110, $1,158,537, $1,599,000 and $1,169,765, respectively, from the Fund.

         For the fiscal year ended January 31, 1997,(1) Union Bank of California, N.A. received the following investment advisory fees: $1,599,000 from the Value Momentum Fund.

         For the fiscal year ended January 31, 1996, the Adviser's predecessor received the following investment advisory fees: $1,169,765 from the Value Momentum Fund.

PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Advisor determines, subject to the general supervision of the Board of Trustees of HighMark Funds and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Value Momentum Fund will generally involve the payment of a brokerage fee. While the Advisor generally seeks competitive spreads or commissions on behalf of the Fund, HighMark Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         Allocation of transactions, including their frequency, to various dealers is determined by the Advisor in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor may receive orders for transactions by HighMark Funds. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by HighMark Funds. Such information may be useful to the Advisor in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out its obligations to HighMark Funds.

         Upon adoption by the Board of Trustees of certain procedures pursuant to Rule 17e-1 under the 1940 Act, HighMark Funds may execute portfolio transactions involving the payment of a brokerage fee through the Advisor, SEI Investments Distribution Co., and their affiliates in accordance with such procedures. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter repurchase or reverse repurchase agreements with, Union Bank of California, or their affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

         Investment decisions for the Fund of HighMark Funds are made independently from those for the Fund or any other investment company or account managed by the Advisor. However, any such other investment company or account may invest in the same securities as HighMark Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Advisor believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Fund or for other investment companies or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement in making investment recommendations for HighMark Funds, the Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Advisor, its parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Advisor and its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.

         During the fiscal year ended July 31, 1998, no brokerage was directed for the Fund. For the period ended July 31, 1997 and the fiscal year ended January 31, 1997, the Fund paid brokerage commissions of $118,620 and $122,239, respectively.

GLASS-STEAGALL ACT

         In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision:
(a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment advisor, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to registered closed-end investment companies.
In the Board of Governors case, the Supreme Court also stated that if a national bank complies with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisors to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

         The Advisor believes that it possesses the legal authority to perform the services for the Fund contemplated by the Investment Advisory Agreement and described in the Prospectus and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Advisor the Board of Trustees of HighMark Funds would review HighMark Funds' relationship with the Advisor and consider taking all action necessary in the circumstances.

         Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, the Advisor, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

ADMINISTRATOR AND SUB-ADMINISTRATOR

         SEI Investments Mutual Funds Services (the "Administrator") serves as administrator to the Fund pursuant to the administration agreement dated as of February 15, 1997 between HighMark Funds and the Administrator (the "Administration Agreement").

         SEI Investments Mutual Funds Services is a Delaware business trust whose sole beneficiary is SEI Investments Management Corporation. SEI Investments Management Corporation, a wholly owned subsidiary of SEI Investment Company ("SEI"), was organized as a Delaware corporation in 1969 and has its principal business offices at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI and its subsidiaries are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other institutional mutual funds: SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Managed Trust, Boston 1784(R) Funds, The Advisors' Inner Circle Fund, The Pillar Funds, CUFund, STI Classic Funds, First American Funds, Inc., First American Investment Funds, Inc., The Arbor Fund, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, Monitor Funds, TIP Funds, ARK Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust, TIP Institutional Funds, ARMADA Funds, The Expedition Funds and Oak Associates Funds.

         Pursuant to the Administration Agreement, the Administrator provides the Group with administrative services, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Group. As described below, the Administrator has delegated part of its responsibilities under the Administration Agreement to Union Bank of California, N.A.

         For the fiscal year ended July 31, 1998 for its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received fees of $1,185,633 from the Fund (an additional $131,737 in fees were voluntarily reduced).

         For the fiscal year ended July 31, 1997, the Administrator received fees of $298,886 from the Fund (an additional $22,063 in fees were voluntarily reduced).

         For the fiscal year ended January 31, 1997, the Administrator received fees of $336,000 from the Fund.

         For the fiscal year ended January 31, 1996, the Administrator received fees of $261,423 from the Fund.

         The Administration Agreement became effective on February 15, 1997, unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement, as amended, will continue in effect until July 31, 2000. The Administration Agreement thereafter shall be renewed automatically for successive annual terms. The Administration Agreement is terminable at any time with respect to the Fund or HighMark Funds as a whole by either party without penalty for any reason upon 90 days' written notice by the party effecting such termination to the other party.

         The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by HighMark Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

         The Administration Agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the Administration Agreement by the appointment of a subcontractor and the Administrator shall be responsible to HighMark Funds for all acts of the subcontractor as if such acts were its own, except for losses suffered by the Fund resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and Union Bank of California, N.A., Union Bank of California, N.A. will perform services which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.05% of the Fund's average daily net assets.

SHAREHOLDER SERVICING AGREEMENT

         HighMark Capital Management, Inc., HighMark Funds and the California Department of Personnel have entered into a shareholder servicing agreement pursuant to which HighMark Capital Management is to pay compensation to the California Department of Personnel for providing certain shareholder support services to plan participants in the State of California Savings Plus Program ("Plan Participants") who are the beneficial or record owners of Shares of the Fund. In consideration for such services, the California Department of Personnel is compensated by the Advisor at an annual rate of 0.10% on net assets of the Value Momentum Fund held in the Thrift Plan and Deferred Compensation Plan in the State of California Savings Plus Program.

         The servicing agreement adopted requires the California Department of Personnel to perform certain shareholder support services as set forth in the Servicing Agreement with respect to the beneficial or record owners of Class I Shares of the Value Momentum Fund.

         California Department of Personnel has agreed to provide certain shareholder support services in connection with the Class I Shares of the Value Momentum Fund. Such shareholder support services may include, but are not limited to, (i) maintaining separate records for each Plan Participant with respect to the Value Momentum Fund, which records shall reflect shares purchased and redeemed and share balances, (ii) transmitting to the Value Momentum Fund purchase and redemption orders on behalf of Plan Participants,
(iii) preparing and transmitting to Plan Participants periodic account statements showing the total number of shares owned by them as of the statement closing date, purchases and redemptions of Fund shares by the plan participant during the period covered by the statement and the dividends and other distributions paid to the plan participant during the statement period (whether paid in cash or reinvested in Fund shares), (iv) transmitting to plan participants proxy materials, reports and other information required to be sent to shareholders under the federal securities laws received by the California Department of Personnel from the Value Momentum Fund, and (v) providing to HighMark Funds such periodic reports as shall reasonably be concluded to be necessary to enable HighMark Funds and its distributor to comply with State Blue Sky requirements.

EXPENSES

         HighMark Funds' service providers bear all expenses in connection with the performance of their respective services, except that the Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HighMark Capital Management, Inc., Union Bank of California, SEI Investments Mutual Funds Services or SEI Investments Distribution Co., Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

DISTRIBUTOR

         SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, serves as distributor to the Funds pursuant to a distribution agreement dated February 15, 1997 between HighMark Funds and the Distributor for the Fiduciary Class and Class A Shares, pursuant to a distribution agreement dated June 18, 1997 between HighMark Funds and the Distributor for Class B Shares and pursuant to a distribution agreement dated __________ between HighMark Funds and the Distributor for Class I Shares (collectively, the "Distribution Agreements").

         Unless terminated, the Distribution Agreements will continue in effect until July 31, 2000 and from year to year thereafter if approved at least annually (i) by HighMark Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of HighMark Funds, and (ii) by the vote of a majority of the Trustees of HighMark Funds who are not parties to the Distribution Agreements or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreements, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements are terminable without penalty, on not less than sixty days' notice by HighMark Funds' Board of Trustees, by vote of a majority of the outstanding voting securities of HighMark Funds or by the Distributor. The Distribution Agreements terminate in the event of their assignment, as defined in the 1940 Act.

TRANSFER AGENT AND CUSTODIAN SERVICES

         State Street Bank and Trust Company performs transfer agency services for the Fund pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of February 15, 1997 (the "Transfer Agency Agreement"). As the Fund's transfer agent, State Street Bank and Trust Company processes purchases and redemptions of the Fund's Shares and maintains the Fund's Shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a Shareholders's account.

         Under the Transfer Agency Agreement, the Distributor has agreed to pay State Street Bank and Trust Company annual fees at the rate of $______ per Class I/per Fund. In addition, there will be an annual account maintenance fee of $25.00 per account and IRA Custodial fees totaling $15.00 per account, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. HighMark Funds intends to charge transfer agency fees across the HighMark Funds as a whole. State Street Bank and Trust Company may periodically voluntarily reduce all or a portion of its transfer agency fee with respect to the Fund to increase the Fund's net income available for distribution as dividends.

         Union Bank of California, N.A. serves as custodian to the Fund pursuant to a custodian agreement with HighMark Funds dated as of December 23, 1991, as amended (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

         Under the Custodian Agreement, HighMark Funds has agreed to pay Union Bank of California a domestic custodian fee with respect to the Fund at an annual rate of .01% of the Fund's average daily net assets, with an annual minimum fee of $2,500 per Fund, plus certain transaction fees. Union Bank of California is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on a transaction basis. Union Bank of California may periodically voluntarily reduce all or a portion of its custodian fee with respect to the Fund to increase the Fund's net income available for distribution as dividends.

AUDITORS

         The financial statements of HighMark Funds for the period ended July 31, 1998, incorporated by reference into this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent accountants, as set forth in their report also incorporated by reference into this Statement of Additional Information, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.

LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to HighMark Funds and will pass upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         HighMark Funds is a Massachusetts business trust. HighMark Funds' Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds' Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of fourteen series of Shares, representing units of beneficial interest in the Growth Fund, the Income Equity Fund, the Balanced Fund, the Value Momentum Fund, the Emerging Growth Fund, the International Equity Fund, the Small Cap Value Fund, the Bond Fund, the Intermediate-Term Bond Fund, the California Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund, and the California Tax-Free Money Market Fund. As described in the Prospectuses, selected Funds have been divided into four classes of Shares, designated Class A and Class B Shares (collectively, "Retail Shares"), Fiduciary Shares and Class I Shares.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, HighMark Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, Shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Fund, of any general assets not belonging to any particular Fund that are available for distribution.

         As used in the Prospectus and in this Statement of Additional Information, "assets belonging to the Fund" means the consideration received by HighMark Funds upon the issuance or sale of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to the Fund that are allocated to the Fund by HighMark Funds' Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the Fund at the time of allocation. Assets belonging to the Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to the Fund that are allocated to that Fund in proportion to the relative net asset values of the Fund at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to the Fund will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of the Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of the Fund will be required in connection with a matter, the Fund will be deemed to be affected by a matter unless it is clear that the interests of the Fund in the matter are identical, or that the matter does not affect any interest of the Fund.

         Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of HighMark Funds voting without regard to series.

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark Funds' Declaration of Trust, as amended, provides that Shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

         The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds' business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

CALCULATION OF PERFORMANCE DATA

         From time to time, articles relating to the performance, rankings, and other investment characteristics of mutual funds and their investment advisors, including the Fund and the Advisor, may appear in national, regional, and local publications. In particular, some publications may publish their own rankings or performance reviews of mutual funds and their investment advisors, including the Fund and the Advisor. Various mutual fund or market indices may also serve as a basis for comparison of the performance of the Funds with other mutual funds or mutual fund portfolios with comparable investment objectives and policies. In addition to the indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, references to or reprints from the following publications may be used in HighMark Funds' promotional literature:
IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, MorningStar, Lipper Analytical Services, Inc., CDA/Wiesenberger Investment Company Services, SEI Financial Services, Callan Associates, Wilshire Associates, MONEY Magazine, Pension and Investment Age, Forbes Magazine, Business Week, American Banker, Fortune Magazine, Institutional Investor, Barron's National Business & Financial Weekly, The Wall Street Journal, New York Times, San Francisco Chronicle and Examiner, Los Angeles Times, U.S.A. Today, Sacramento Bee, Seattle Times, Seattle Daily Journal of Commerce, Seattle Post/Intelligence, Seattle Business Journal, Tacoma New Tribune, Bellevue Journal-American, The Oregonian, Puget Sound Business Journal, Portland Chamber of Commerce and Portland Daily Journal of Commerce/Portland Business Today. Shareholders may call toll free 1-800-433-6884 for current information concerning the performance of each of the Funds.

         From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Fund within HighMark Funds; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and
(9) testimonials describing the experience of persons that have invested in the Fund. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

         For the Class I Shares of the Fund, the average annual total returns for the one-year and five-year periods ended July 31, 1998 were 9.22% and 19.73%, respectively.

         For the period since commencement of operations of the Fund (February 1, 1991) through July 31, 1998, the average annual total return was 18.12%.

         Class I Shares commenced operations October 1, 1999. Performance figures for the periods prior to that date reflect the performance of the Fiduciary Shares.

         The Fund's respective average annual total return and/or aggregate total return was calculated by determining the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment; in the case of the average annual total return, this amount (representing the Fund's total return) was then averaged over the relevant number of years. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions.

         For the thirty-day period ended July 31, 1998, the yield for the Class I Shares of the Fund was 1.19%. The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

         Standardized Yield = 2 [(a-b + 1)(6) - 1]
                         ---
                         cd

The symbols above represent the following factors:

a =      dividends and interest earned during the 30-day period.
b =      expenses accrued for the period (net of reimbursements).
c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
d = the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. Because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ.

         All performance information presented is based on past performance and does not predict future performance.

MISCELLANEOUS

         Prior to April 28, 1997, the HighMark Value Momentum Fund, did not yet operate as HighMark Funds. Prior to operating as HighMark Funds, each Fund had a fiscal year end of January 31 (rather than July 31). Most of the financial and investment information (e.g., fees paid to service providers and portfolio turnover) presented in this Statement of Additional Information and in the Prospectuses is based on a Fund's fiscal year end. The Fund is the accounting survivor of a reorganization of two mutual funds. All fees paid by the Fund for a fiscal year end of January 31 represent the fees paid by the accounting survivor prior to the reorganization. As a result, for each of the Fund, for the fiscal year ended July 31, 1997, the financial and investment information is provided for the period February 1, 1997 through July 31, 1997. Therefore, for the Fund for each prior fiscal year, the financial and investment information is provided for the period February 1 through January 31.

         HighMark Funds is not required to hold meetings of Shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may be filled only by a vote of the Shareholders.
In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

         HighMark Funds is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of HighMark Funds.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The 1998 Annual Report to Shareholders of HighMark Funds is incorporated herein by reference. This Report includes audited financial statements for the fiscal year ended July 31, 1998. Upon the incorporation by reference herein of such Annual Report, the opinion in such Annual Report of independent accountants is incorporated herein by reference and such Annual Report's financial statements are incorporated by reference herein in reliance upon the authority of such accountants as experts in auditing and accounting.

         The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

         No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

         As of July 28, 1999, HighMark Funds believes that the trustees and officers of HighMark Funds, as a group, owned less than one percent of the Shares of the Fund. As of July 28, 1999, HighMark Funds believes that Union Bank of California was the shareholder of record of 100% of the Class I Shares of the Fund. As of July 28, 1999, HighMark Funds believes that Union Bank of California had voting power with respect to 100% of the Fund's Class I Shares.

         The table below indicates each additional person known by HighMark Funds to own of record or beneficially 5% or more of the Shares of the following Funds of HighMark Funds as of July 28, 1999.

                               5% OR MORE OWNERS

                      INCOME EQUITY FUND - CLASS A SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
The Jackson Family Foundation                                       5.92%
Attn: Claire Grabowski
421 Aviation Blvd.
Santa Rosa, CA  95403-1069



                     INCOME EQUITY FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Beneficial Ownership
         ----------------                                    ----------------------------------
Lane & Company                                                      86.12%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109


                     VALUE MOMENTUM FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Mellon Bank NA Trustee for Dept.                                    9.93%
  of Personnel Admin. of State of California
Attn:  Wally Adebayo
One Cabot Road, Mail Zone 028-003I
Medford, MA  02155-5141

Lane & Company                                                      86.55%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109

         Name and Address                                    Percentage of Beneficial Ownership
         ----------------                                    ----------------------------------
Union Bank of California Retirement Plan                            7.75%
350 California Street
San Francisco, CA  94104

Union Bank of California 401(k) Plan                                8.64%
350 California Street
San Francisco, CA  94104


                         GROWTH FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Lane & Company                                                      82.06%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109

Dott Pension
c/o Union Bank of Tokyo Trust Company                               10.17%
Attn:  Dennis Demetropoulos
1251 Avenue of the Americas FL 10
New York, NY  10020-1104

         Name and Address                                    Percentage of Beneficial Ownership
         ----------------                                    ----------------------------------
Union Bank of California Retirement Plan                            13.57%
350 California Street
San Francisco, CA  94104

Union Bank of California 401(k) Plan                                10.87%
350 California Street
San Francisco, CA  94104

                         BALANCED FUND - CLASS A SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Ty & Wei Chen Yeh TTEE                                              7.79%
Yeh Family Trust
U/A 9/11/91
2048 Studebaker Rd.
Long Beach, CA  90815-3539


                        BALANCED FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
American Express Trust Company                                      9.51%
As Agent for NBC Savings and Retirement Plan
Attn:  Nancy Jendro Trust Operations
P.O. Box 534
Minneapolis, MN  55440-0534

PFTC. Trustee Nissan Empl. Sav. Pln.                                5.39%
Putnam Investments DCPA
Nissan Motor Corporation
Location 31
P.O. Box 9740
Providence, RI  02940-9740

Lane & Company                                                      79.24%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109

         Name and Address                                    Percentage of Beneficial Ownership
         ----------------                                    ----------------------------------
Nissan 401k Plan                                                    5.39%
Attn:  Virginia King
P.O. Box 191
Gardena, CA  90248-0191

Nummi Harly Retirement Plan                                         9.94%
Attn:  Paige Kanisberg
45500 Fremont Blvd.
Fremont, CA  94538

NEC Savings Plan                                                    9.51%
8 Old Sod Farm Road
Melville, NY  11747

Union Bank of California 401(k) Plan                                9.16%
350 California Street
San Francisco, CA  94104

Union Bank of California Retirement Plan                            11.41%
Controllers Division
P.O. Box 45000
San Francisco, CA  94145

                     SMALL CAP VALUE FUND - CLASS A SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Elizabeth Pearce                                                    5.75%
135 Driftwood
Marina Del Ray, CA  90292-5734

Small Business Plan P.S.                                            6.68%
Union Bank of California TTBE.
Thomas J. Gram, Prof. Corp. P/Adm.
5800 Shellmound St., Suite 210
Emeryville, CA  94608-1931

State Street Bank & Trust                                           21.21%
Cust for the IRA of
Harold A. Hunter
480 Oak Grove Drive, Apt. 4
Santa Clara, CA  95054-3531

NFSC FEBO # OBP-373230                                              6.54%
Frank L. Coan
9468 Danbury Street
Cypress, CA  90630-2849


                     SMALL CAP VALUE FUND - CLASS B SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Donaldson Lufkin Jenrette                                           18.19%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

State Street Bank & Trust Co.                                       7.03%
Cust for the Rollover IRA of
Regina L. Tilley
12698 Eagle Court
Groveland, CA  95321-9529

State Street Bank & Trust Co.                                       5.56%
Cust for the IRA R/O
FBO Marie L. Guerrero
1688 Yosemite Drive
Milpitas, CA  95035-6550

Donaldson Lufkin Jenrette                                           5.35%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

                    SMALL CAP VALUE FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Lane & Company                                                      96.51%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109

         Name and Address                                    Percentage of Beneficial Ownership
         ----------------                                    ----------------------------------
Union Bank of California Retirement Plan                            95.18%
350 California Street
San Francisco, CA  94104

                    EMERGING GROWTH FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
BOTT Pension                                                        44.88%
c/o Bank of Tokyo Trust Company
Attn:  Dennis Demetropoulos
1251 Avenue of the Americas, Fl. 10
New York, NY  10020-1104

Lane & Company                                                      54.75%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109

Bank of Tokyo Mitsubishi                                            16.723%
INternational Securities and Investments
Attn: Takoshi Chino, Manager
7-1 Marunouchi 2-Chome
Tokyo 100 Japan

BTM U.S. Agency Retirement Plan                                     6.591%
1251 Avenue of the Americas
New York, NY  11020

                           BOND FUND - CLASS A SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Northwestern Trst. & Advisory Co. TTBE                              6.79%
1201 3rd Ave., Suite 2010
Seattle, WA  98101-3026

Alice A. Swenning Trust                                             6.33%
The Swenning Fam. TTBE
U/A 9/23/91
1447 21st Ave.

Kingsburg, CA  93631-2027

                          BOND FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Lane & Company                                                      61.88%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109

Bott Pension                                                        31.85%
c/o Bank of Tokyo Trust Company
Attn:  Dennis Demetropoulos
1251 Avenue of the Americas FL 10
New York, NY  10020-1104

Union Bank of California 401(k) Plan                                5.22%
350 California Street
San Francisco, CA  94104

                  INTERMEDIATE-TERM BOND FUND - CLASS A SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
National Financial Services Corp.                                   94.01%
  for Exclusive Benefit of Our Cust.
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

                 INTERMEDIATE-TERM BOND FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Lane & Company                                                      94.82%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109

          CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS A SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
NFSC FEBO #OBP-436976                                               5.57%
Linda C. Ragland
Ronald E. Ragland
P.O. Box 224
Rancho Santa Fe, CA  92067-0324

NFSC FEGO # PCI-081639                                              11.19%
Marcelino EStrada Munzttee
Marcelino Estrada Muniz Living
TR of 1998 U/A 11/23/98
2840 D Street
Selma, CA  93662-2903

NFSC FEGO # OBP-435538                                              5.56%
The Warne Family Trust
Thomas W. Warne
U/A 06/18/91
10200 Bolsa Avenue Space 130
Westminster, CA  92683-6748

Bill S. Tsutagawa
Yuriko Tsutagawa
2242 Valley Rd.
Oceanside, CA  92056-3107

Peter Johnson                                                       16.79%
10350 N. Torrey Pines Rd., #100
La Jolla, CA  92037-1018

Larry Strasbaugh                                                    5.62%
2555 W. Poza Road
Santa Margarita, CA  93453-9621

The Featherston Trust                                               5.40%
Lawrence H. Featherston
U/A 10/19/95
1300 S. Montezuma Way
West Covina, CA  91791-3738

Aaron Belokamen                                                     5.85%
Lilian Belokamen
11610 Bellagio Rd.
Los Angeles, CA  90049-2113

                   CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Lane & Company                                                      100%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 120109
San Diego, CA  92112-0109

                  INTERNATIONAL EQUITY FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Beneficial Ownership
         ----------------                                    ----------------------------------
Lane & Company                                                      79.94%
c/o Union Bank of California
Attn: Katherine Hillman
P.O. Box 85484
San Diego, CA  92186-5484

AXA Banque                                                          7.57%
972 Rus Saint Honore
75040 Paris Cedex 01 France

The Equitable Life Assurance                                        5.61%
Society of the United States
1290 Avenue of the Americas
12th Floor
Attn:  Rosemarie Shomstein
New York, NY  10104-0101

         Name and Address                                    Percentage of Beneficial Ownership
         ----------------                                    ----------------------------------
Nummi Hourly Retirement Plan                                        7.92%
45500 Fremont Blvd
Fremont, CA  94538

Union Bank of California Retirement Plan                            61.13%
350 California Street
San Francisco, CA  94104

                 DIVERSIFIED MONEY MARKET FUND - CLASS A SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
National Financial Services Corp                                    99.16%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

                DIVERSIFIED MONEY MARKET FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Union Bank                                                          80.07%
Lane & Co Cash
Attn:  Fund Accounting
PO Box 85602
San Diego, CA  92186-5602


Lane & Company                                                      18.30%
c/o Union Bank
Attn:  Kathleen Heilman
PO Box 120109
San Diego, CA  92112-0109

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS A SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
National Financial Services Corp                                    98.89%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

               U.S GOVERNMENT MONEY MARKET FUND - CLASS B SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Lakeside Business Center                                            35.69%
Sole Propietorship
Ronald E. Soderling
1400 N Bristol Street Suite #150
Newport Beach, CA  97660-2957

Laguna Ridge Business Center                                        24.07%
Sole Propietorship
Roanld E. Soderling
1400 N. Bristol St. Suite 150
Newport Beach, CA  92650-2957

Park Laguna Hills                                                   23.79%
Sole Propietorship
Ronald B. Soderling
1400 N. Bristol St. Suite 150
Newport Beach, CA  92660-2957

              U.S GOVERNMENT MONEY MARKET FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Union Bank                                                          96.17%
Lane & Co Cash
Attn:  Fund Accounting
PO Box 85602
San Diego, CA  92186-5602

         Name and Address                                    Percentage of Beneficial Ownership
         ----------------                                    ----------------------------------
RCM Capital Management                                              13.81%
7200 Wisconsin Avenue # 1001
Bethesda, MD  20814-4813

ELIC 98 Part CU                                                     8.16%

              100% U.S TREASURY MONEY MARKET FUND - CLASS A SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
National Financial Services Corp                                    99.74%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

             100% U.S TREASURY MONEY MARKET FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Union Bank                                                          94.54%
Lane & Co Cash
Attn:  Fund Accounting
PO Box 85602
San Diego, CA  92186-5602

         Name and Address                                    Percentage of Beneficial Ownership
         ----------------                                    ----------------------------------
Lane & Company                                                      5.09%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA  92186-5464

Muni of Achorage                                                    11.96%
City of Anchorage
Attn:  Ellen Braden, Treasurer
632 W. Sixth Avenue
Anchorage, AK  99501

             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
National Financial Services Corp                                    99.95%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

            CALIFORNIA TAX-FREE MONEY MARKET FUND - FIDUCIARY SHARES

         Name and Address                                    Percentage of Ownership of Record
         ----------------                                    ---------------------------------
Union Bank                                                          99.86%
Lane & Co Cash
Attn:  Fund Accounting
PO Box 85602
San Diego, CA  92186-5602

         Name and Address                                    Percentage of Beneficial Ownership
         ----------------                                    ----------------------------------
Van Daele Development Corp.                                         6.70%
Attn:  Jeff Hack
2900 Adams Street
Riverside, CA  92504

                                    APPENDIX

         The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch IBCA, and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change. Long-Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds) Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                 Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+     High credit quality.  Protection factors are strong.
         AA      Risk is modest but may vary slightly from time to
         AA-     time because of economic conditions.

         A+      Protection factors are average but adequate.  However,
         A       risk factors are more variable and greater in periods
         A-      of economic stress.

Description of the three highest long-term debt ratings by Fitch IBCA (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Obligations which have the highest rating assigned by Fitch IBCA. Capacity for timely repayment principal and interest is extremely strong relative to other obligors in the same country.

         AA Obligations for which capacity for timely repayment of principal and interest is very strong relative to other obligors in the same country. The risk attached to these obligations differs only slightly from the country's highest rated debt.

         A Obligations for which capacity for timely repayment of principal and interest is strong relative to other obligors in the same country. However, adverse changes in business, economic or financial conditions are more likely to affect the capacity for timely repayment than for obligations in higher rated categories.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                        - Leading market positions in well-established
                          industries.

                        - High rates of return on funds employed.

                        - Conservative capitalization structures with moderate
                          reliance on debt and ample asset protection.
                        - Broad margins in earnings coverage of fixed financial
                          charges and high internal cash generation.
                        - Well-established access to a range of financial
                          markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         D-1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         D-1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         D-1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         D-2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         D-3 Satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

Fitch IBCA's description of its three highest short-term debt ratings:

         Fl Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

         F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as 'Al' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

         F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1              This designation denotes best quality.  There is
                          present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2              This designation denotes high quality.  Margins of
                          protection are ample although not so large as in the preceding group.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

         TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

         TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

         TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                              FINANCIAL STATEMENTS

         The Independent Auditors' Report for HighMark Funds for the fiscal year ended July 31, 1998, audited Financial Statements for HighMark Funds for the fiscal year ended July 31, 1998, and unaudited Financial Statements for the HighMark Value Momentum Fund for the period ended January 31, 1999 are all incorporated by reference to the Annual and Semi-Annual Reports of HighMark Funds, dated as of such dates, which have been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of each such report may be obtained without charge by contacting the Distributor, SEI Investments Distribution Co. at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456 or by telephoning toll-free at 1-800-734-2922.

PART C.  OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements:

                  Included in Part A:

                  --       Certain Financial Information.

                  Included in Part B:

                  The following financial statements have been incorporated into the Statement of Additional Information by reference to HighMark Funds' Annual Report to Shareholders, dated July 31, 1998 and HighMark Funds' Semi-Annual Report to Shareholders, dated January 31, 1999:

                  -- Report of Independent Certified Public Accountants for HighMark Funds at July 31, 1998 and for the HighMark Value Momentum Fund at January 31, 1999.

                           -- Statements of Assets and Liabilities for HighMark Funds at July 31, 1998 and for the HighMark Value Momentum Fund at January 31, 1999.

                           -- Statements of Operations for HighMark Funds for the year ended July 31, 1998 and for the HighMark Value Momentum Fund for the 6-month period ended January 31, 1999.

                           -- Statements of Changes in Net Assets for HighMark Funds for the year ended July 31, 1998 and for the HighMark Value Momentum Fund for the 6-month period ended January 31, 1999.

                           -- Schedules of Portfolio Investments for HighMark Funds at July 31, 1998 and for the HighMark Value Momentum Fund at January 31, 1999.

                           -- Notes to Financial Statements for HighMark Funds dated July 31, 1998 and for the HighMark Value Momentum Fund for the 6-month period ended January 31, 1999.

                           -- Financial Highlights for HighMark Funds for the year ended July 31, 1998 and for the HighMark Value Momentum Fund for the 6-month period ended January 31, 1999. All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.

         (b)      Exhibits:

                  (1)      (a)      Declaration of Trust, dated March 10, 1987,
                                    is incorporated by reference to Exhibit
                                    (1)(a) of Pre-Effective Amendment No. 1
                                    (filed May 15, 1987) to Registrant's
                                    Registration Statement on Form N-1A.

                           (b) Amendment to Declaration of Trust, dated April 13, 1987, is incorporated by reference to Exhibit (1)(b) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant's Registration Statement on Form N-1A.

                           (c) Amendment to Declaration of Trust, dated July 13, 1987, is incorporated by reference to Exhibit (1)(c) of Pre-Effective Amendment No. 2 (filed July 24, 1987) to Registrant's Registration Statement on Form N-1A.

                           (d) Amendment to Declaration of Trust, dated July 30, 1987, is incorporated by reference to Exhibit (1)(d) of Pre-Effective Amendment No. 3 (filed July 31, 1987) to Registrant's Registration Statement on Form N-1A.

                           (e) Amendment to Declaration of Trust, dated October 18, 1996, is incorporated by reference to Exhibit (1)(e) of Post-Effective Amendment No. 18 (filed November 8, 1996) to Registrant's Registration Statement on Form N-1A.

                           (f) Amendment to Declaration of Trust, dated December 4, 1996, is incorporated by reference to Exhibit (1)(f) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant's Registration Statement on Form N-1A.

                  (2)      (a)      Amended and Restated Code of Regulations,
                                    dated June 5, 1991, is incorporated by
                                    reference to Exhibit 2 of

                                    Post-Effective Amendment No. 7 (filed
                                    September 30, 1991) to Registrant's
                                    Registration Statement on Form N-1A.

                           (b) Amendment to Amended and Restated Code of Regulations, dated December 4, 1991, is incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

                  (3)               None.

                  (4)               None.

                  (5)      (a)      Investment Advisory Agreement between
                                    Registrant and HighMark Capital Management,
                                    Inc., dated as of September 1, 1998 (the
                                    "Investment Advisory Agreement"), is
                                    incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 25 (filed
                                    November 30, 1998) to Registrant's
                                    Registration Statement on Form N-1A.

                           (b) Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Bank of Tokyo-Mitsubishi Trust Company, dated as of September 1, 1998 (the "BOTM Sub-Advisory Agreement") is incorporated by reference to
                                    Exhibit 5(b) of Post-Effective Amendment No.
                                    25 (filed November 30, 1998) to Registrant's
                                    Registration Statement on Form N-1A.

                           (c) Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and AXA Asset Management Partenaires dated as of September 1, 1998 (the "AXA Sub-Advisory Agreement") is incorporated by reference to
                                    Exhibit 5(c) of Post-Effective Amendment No.
                                    25 (filed November 30, 1998) to Registrant's
                                    Registration Statement on Form N-1A.

                           (d) Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Brandes Investment Partners, L.P. (the "Brandes Sub-Advisory Agreement") dated as of September 1, 1998 is incorporated by reference to Exhibit 5(d) of Post-Effective Amendment

                                    No. 25 (filed November 30, 1998) to
                                    Registrant's Registration Statement on Form
                                    N-1A.

                  (6)      (a)      Distribution Agreement between the
                                    Registrant and SEI Financial Services
                                    Company is incorporated by reference to
                                    Exhibit 6 of Post-Effective Amendment No. 20
                                    (filed February 25, 1997) to Registrant's
                                    Registration Statement on Form N-1A.

                           (b) Form of Distribution and Service Agreement for Class B Shares between Registrant and SEI Investments Distribution Co. incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                  (7)               None.

                  (8)      (a)      Custodian Agreement between Registrant
                                    and The Bank of California, N.A., dated as of December 23, 1991, as amended as of September 15, 1992 (the "Custodian
                                    Agreement"), is incorporated by reference to
                                    Exhibit 8 of Post-Effective Amendment No. 8
                                    (filed September 30, 1992) to Registrant's
                                    Registration Statement on Form N-1A.

                           (b) Amended and Restated Schedule A to the Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                           (c) Form of Amended and Restated Schedule B to the Custodian Agreement is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                           (d) Form of Securities Lending and Reverse Repurchase Agreement Services Client Addendum to Custodian Agreement is incorporated by reference to Exhibit (8)(d) of Post-Effective Amendment No. 22 (filed June 18,

                                    1997) to Registrant's Registration Statement on Form N-1A.

                  (9)      (a)      Administration Agreement between Registrant
                                    and SEI Fund Resources incorporated by
                                    reference to Exhibit 9(a) of Post-Effective
                                    Amendment No. 20 (filed February 25, 1997) to Registrant's Registration Statement on
                                    Form N-1A.

                           (b) Form of Sub-Administration Agreement between SEI Fund Resources and Union Bank of California, N.A. is incorporated by reference to Exhibit 9(e) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant's Registration Statement on Form N-1A.

                           (c) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit 9(c) of Post-Effective Amendment No. 20 (filed February 25, 1997) to Registrant's Registration Statement on Form N-1A.

                           (d) Form of Shareholder Service Provider Agreement for the Registrant is incorporated by reference to Exhibit 9(n) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant's Registration Statement on Form N-1A.

                           (e) Form of Shareholder Service Plan for the Registrant is incorporated by reference to
                                    Exhibit 9(q) of Post-Effective Amendment No.
                                    19 (filed December 13, 1996) to Registrant's
                                    Registration Statement on Form N-1A.

                           (f) Form of Shareholder Service Plan for Class B for the Registrant is incorporated by reference to Exhibit (9)(f) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                  (10) Opinion and Consent of Counsel as to legality of shares being registered is filed herewith.

                  (11)(a) Consent of Deloitte & Touche LLP is filed herewith.

                  (11)(b)           Consent of Ropes & Gray, is filed herewith.

                  (12)              None.

                  (13)              None.

                  (14)              None.

                  (15)     (a)      Restated Shareholder Services Plan with
                                    respect to the Fiduciary Shares is
                                    incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 25 (filed
                                    November 30, 1998) to Registrant's
                                    Registration Statement on Form N-1A.

                           (b) Restated Distribution and Shareholder Services Plan with respect to the Class A Shares is incorporated by reference to
                                    Exhibit 15(b) of Post-Effective Amendment
                                    No. 25 (filed November 30, 1998) to
                                    Registrant's Registration Statement on Form
                                    N-1A.

                           (c) Form of Distribution and Shareholder Services Plan relating to the Class B Shares of the Income Funds and the Equity Funds is incorporated by reference to Exhibit (15)(f) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                  (16)     (a)      Performance Calculation Schedules
                                    concerning: the seven-day yield and
                                    effective yield of the Class A and Class B
                                    Shares of the U.S. Government Obligations
                                    Fund, the Diversified Obligations Fund, the
                                    100% U.S. Treasury Obligations Fund, the
                                    Tax-Free Fund, and the California Tax-Free
                                    Fund; the seven-day tax-equivalent yield and tax-equivalent effective yield of the Class
                                    A and Class B Shares of the Tax-Free Fund and the California Tax-Free Fund; and the average annual total return of the Income
                                    Equity Fund and Bond Fund for the one-year, five-year, and inception-to-date periods are incorporated by reference to Exhibit 16 of Post-Effective Amendment No. 6 (filed
                                    September 27, 1990) to Registrant's
                                    Registration Statement on Form N-1A.

                           (b) Yield Calculation Schedules concerning the seven-day tax-equivalent yield and tax-equivalent effective yield (for California and Oregon income tax purposes) of the Class

                                    A and Class B Shares of the 100% U.S.
                                    Treasury Obligations Fund are incorporated by reference to Exhibit 16(b) of Post-Effective Amendment No. 7 (filed September 30, 1991) to Registrant's Registration Statement on Form N-1A.

                           (c)      Performance Calculation Schedules
                                    concerning: (i) the seven-day and thirty-day yield and effective yield of the Class A and Class B Shares of the U.S. Government Money Market Fund, the Diversified Money Market Fund, the 100% U.S. Treasury Money Market Fund, and the California Tax-Free Money Market Fund; (ii) the seven-day and thirty-day tax-equivalent yield (using a Federal income tax rate of 31%) and tax-equivalent effective yield (using a Federal income tax rate of 31%) of the Class A and Class B Shares of the California Tax-Free Fund; (iii) the seven-day and thirty-day tax-equivalent yield (using a Federal income tax rate of 31% and a California income tax rate of 9.3%) and tax-equivalent effective yield (using a Federal income tax rate of 31% and a California income tax rate of 9.3%) of the Class A and Class B Shares of the California Tax-Free Fund; (iv) the average annual total return of the Class A and Class B Shares of the U.S. Government Money Market Fund, the Diversified Money Market Fund, the 100% U.S. Treasury Money Market Fund, and the California Tax-Free Money Market Fund for the one-year, three-year and inception-to-date periods and the aggregate total return of the Class A and Class B Shares of each such Fund for the year-to-date, quarterly and monthly periods;
                                    (v) the thirty-day yield of the Bond Fund;
                                    (vi) the average annual total return of the Bond Fund and the Income Equity Fund for the one-year, three-year, five-year and inception-to-date periods and the aggregate total return of each such Fund for the year-to-date, quarterly and monthly periods; and (vii) the distribution rate (excluding and including capital gains) over a twelve-month period for the Bond Fund and Income Equity Fund, are incorporated by reference to Exhibit 16(c) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

                  (17)              Not Applicable

                  (18)     (a)      Amended Multiple Class Plan for HighMark
                                    Funds adopted by the Board of Trustees on June 18, 1997 is incorporated by reference to Exhibit (18) of Post-Effective Amendment
                                    No. 22 (filed June 18, 1997) to Registrant's
                                    Registration Statement on Form N-1A.

                           (b) Form of Amended Multiple Class Plan for HighMark Funds is filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

         Omitted per instruction of letter from Barry D. Miller, Associate Director, United States Securities and Exchange Commission, to Craig S. Tyle, General Counsel, Investment Company Institute (October 2, 1998).

ITEM 27. INDEMNIFICATION

         Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator, transfer agent, and fund accountant is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as Exhibit 6(a) hereto, Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit 8 hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as Exhibit 5 hereto, Section 5 of the Administration Agreement, filed or incorporated by reference as Exhibit 9(a) hereto, Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit 9 (c) hereto, and Section 7 of the Fund Accounting Agreement, filed or incorporated by reference as Exhibit 9(e) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

         HighMark Capital Management, Inc. (the "Advisor") performs investment advisory services for Registrant. The Advisor offers a wide range of investment management services to its clients in California, Oregon, and Washington and around the world. The Advisor is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by the Bank of Tokyo-Mitsubishi, Limited.

         To the knowledge of Registrant, none of the directors or officers of the Advisor, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Advisor also hold positions with UnionBanCal Corporation, the Bank of Tokyo-Mitsubishi and/or the Bank of Tokyo-Mitsubishi's other subsidiaries.

         Listed below are the directors and certain principal executive officers of the Advisor, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

Position with                                                                                      Type of
the Advisor                     Name                     Principal Occupation                      Business
-------------                   ----                     --------------------                      --------
Director, Chairman of the       Susumu Hanada            Deputy Group Head                         Banking
Board, and Chief  Executive                              Trust & Private Financial Services Group
Officer                                                  Union Bank of California
                                                         475 Sansome Street
                                                         San Francisco, CA  94104

Director, President, and        Clark R. Gates           President and COO                         Investment
Chief Operating Officer                                  HighMark Capital Management               Management
                                                         475 Sansome Street
                                                         San Francisco, CA  94104

Director                        Yoshihiko Someya         Deputy Chairman, Credit and               Banking
                                                         Administration
                                                         Head of Trust & Private Financial
                                                         Services Group
                                                         Union Bank of California
                                                         Director, UnionBanCal Corp.
                                                         400 California Street
                                                         San Francisco, CA  94104

Director                        Tsutomu Nakagawa         Executive Vice President and Manager,     Banking
                                                         Office of the President
                                                         Union Bank of California
                                                         400 California Street
                                                         San Francisco, CA  94104

Director and Chief              Patrick G. Dodson        Senior Vice President                     Banking
Financial Officer                                        Trust & Private Financial Services Group
                                                         Systems and Operations
                                                         Union Bank of California
                                                         475 Sansome Street
                                                         San Francisco, CA  94104

Secretary                       Olga J. Sanchez          Vice President and Senior Counsel         Banking
                                                         Union Bank of California
                                                         400 California Street
                                                         San Francisco, CA  94104


Managing Director, Chief        Luke C. Mazur            c/o HighMark Capital Management           Investment
Investment Officer                                       475 Sansome Street                        Management
                                                         San Francisco, CA  94104

Position with                                                                                      Type of
the Advisor                     Name                     Principal Occupation                      Business
-------------                   ----                     --------------------                      --------
Managing Director, Mutual       R. Gregory Knopf         c/o HighMark Capital Management           Investment
Funds                                                    445 S. Figueroa Street                    Management
                                                         Los Angeles, CA  90071

Managing Director, Sales and    Terry L. Chambless       c/o HighMark Capital Management           Investment
Marketing                                                445 S. Figueroa Street                    Management
                                                         Los Angeles, CA  90071

Managing Director, Support      Milton M. Fukuda         c/o HighMark Capital Management           Investment
Services                                                 475 Sansome Street                        Management
                                                         San Francisco, CA  94104

Managing Director, Portfolio    Kevin A. Rogers          c/o HighMark Capital Management           Investment
Management Group                                         18300 Von Karman Avenue                   Management
                                                         Irvine, CA  92715

ITEM 29. PRINCIPAL UNDERWRITER

         Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

         Registrant's distributor, SEI Investments Distribution Co. acts as distributor for:

         SEI Daily Income Trust                          July 15, 1982
         SEI  Liquid Asset Trust                         November 29, 1982
         SEI Tax Exempt Trust                            December 3, 1982
         SEI Index Funds                                 July 10, 1985
         SEI Institutional Managed Trust                 January 22, 1987
         SEI Institutional International Trust           August 10, 1988
         The Advisors' Inner Circle Fund                 November 14, 1991
         The Pillar Funds                                February 28, 1992
         CUFUND                                          May 1, 1992
         STI Classic Funds                               May 29, 1992
         First American Funds, Inc.                      November 1, 1992
         First American Investment Funds, Inc.           November 1, 1992
         The Arbor Fund                                  January 28, 1993
         Boston 1784 Funds (R)                           June 1, 1993
         The PBHG Funds, Inc.                            July 16, 1993
         Morgan Grenfell Investment Trust                January 3, 1994
         The Achievement Funds Trust                     December 27, 1994

         Bishop Street Funds                             January 27, 1995
         CrestFunds, Inc.                                March 1, 1995
         STI Classic Variable Trust                      August 18, 1995
         ARK Funds                                       November 1, 1995
         Monitor Funds                                   January 11, 1996
         SEI Asset Allocation Trust                      April 1, 1996
         TIP Funds                                       April 28, 1996
         SEI Institutional Investments Trust             June 14, 1996
         First American Strategy Funds, Inc.             October 1, 1996
         ARMADA Funds                                    March 8, 1997
         TIP Institutional Funds                         January 1, 1998
         Oak Associates Funds                            February 27, 1998
         The Nevis Funds, Inc.                           June 29, 1998
         The Parkstone Group of Funds                    September 14, 1998

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is 1 Freedom Valley Drive, Oaks, PA 19456.

                                   Position and Office                Positions and Offices
Name                               With Underwriter                   With Registrant
----                               -------------------                ---------------------
Alfred P. West, Jr.                Director, Chairman of the Board             --
                                     of Directors
Henry W. Greer                     Director                                    --
Carmen V. Romeo                    Director                                    --
Gilbert L. Beebower                Executive Vice President                    --
Richard B. Lieb                    Executive Vice President                    --
Dennis J. McGonigle                Executive Vice President                    --
Robert M. Silvestri                Chief Financial Officer & Treasurer         --
Leo J. Dolan, Jr.                  Senior Vice President                       --
Carl A. Guarino                    Senior Vice President                       --
Larry Hutchison                    Senior Vice President                       --
Jack May                           Senior Vice President                       --
Hartland J. McKeown                Senior Vice President                       --
Barbara J. Moore                   Senior Vice President                       --
Kevin P. Robins                    Senior Vice President,             Vice President,
                                     General Counsel &                  Secretary
                                     Secretary
Patrick K. Walsh                   Senior Vice President                       --
Robert Aller                       Vice President                              --
Gordon W. Carpenter                Vice President                              --

Todd Cipperman                     Vice President and Assistant       Vice President,
                                     Secretary                          Assistant Secretary
Robert Crudup                      Vice President and Managing                 --
                                     Director
Barbara Doyne                      Vice President                              --
Jeff Drennen                       Vice President                              --
Vic Galef                          Vice President and Managing                 --
                                     Director
Lydia A. Gavalis                   Vice President & Assistant         Vice President,
                                     Secretary                          Assistant Secretary
Greg Gettinger                     Vice President & Assistant                  --
                                     Secretary
Kathy Heilig                       Vice President                              --
Jeff Jacobs                        Vice President                              --
Samuel King                        Vice President                              --
Kim Kirk                           Vice President & Managing
                                     Director                                  --
John Krzeminski                    Vice President & Managing                   --
                                     Director
Carolyn McLaurin                   Vice President & Managing                   --
                                     Director
W. Kelso Morrill                   Vice President                              --
Mark Nagle                         Vice President                     President
Joanne Nelson                      Vice President                              --
Joseph M. O'Donnell                Vice President & Assistant         Vice President,
                                     Secretary                          Assistant Secretary

                                                     Position and Office                Positions and Offices
                  Name                               With Underwriter                   With Registrant
                  ----                               -------------------                ---------------------
                  Sandra K. Orlow                    Vice President & Secretary         Vice President,
                                                                                          Assistant Secretary
                  Cynthia M. Parrish                 Vice President & Assistant
                                                     Secretary                                   --
                  Kim Rainey                         Vice President                              --
                  Rob Redican                        Vice President                              --
                  Maria Rinehart                     Vice President                              --
                  Mark Samuels                       Vice President & Managing Director          --
                  Steve Smith                        Vice President                              --
                  Daniel Spaventa                    Vice President                              --
                  Kathryn L. Stanton                 Vice President & Assistant                  --
                                                       Secretary
                  Lynda J. Striegel                  Vice President & Assistant         Vice President,
                                                       Secretary                          Assistant Secretary
                  Lori L. White                      Vice President & Assistant                  --
                                                       Secretary
                  Wayne M. Withrow                   Vice President & Managing Director          --


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         (1) HighMark Capital Management, Inc., 475 Sansome Street, San Francisco, CA 94104 (records relating to its function as investment advisor).

         (2) Union Bank of California, N.A., 400 California Street, San Francisco, CA 94104 (records relating to its functions as custodian, sub-administrator and sub-transfer agent).

         (3) SEI Investments Mutual Funds Services, Oaks, Pennsylvania 19456 (records relating to its functions as administrator).

         (4) SEI Investments Distribution Co. (formerly SEI Financial Services Company), Oaks, Pennsylvania 19456 (records relating to its function as distributor).

         (5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as transfer agent).

         (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

ITEM 31. MANAGEMENT SERVICES

         None.

ITEM 32. UNDERTAKINGS

         Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of
         Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     NOTICE

         A copy of the Amended and Restated Agreement and Declaration of Trust of HighMark Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 26 to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 2nd day of August, 1999.

                                   HighMark Funds

                                   By:      */s/ Mark E. Nagle
                                            ------------------
                                            Mark E. Nagle
                                            President and
                                            Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                   Capacity                            Date
---------                                   --------                            ----
*/s/ Mark E. Nagle                          President and                       August 2, 1999
 -----------------                          Chief Executive Officer
Mark E. Nagle

*/s/ Robert DellaCroce                      Comptroller and Chief               August 2, 1999
 ---------------------                       Financial Officer
Robert DellaCroce

*/s/ Thomas L. Braje                        Trustee                             August 2, 1999
 ----------------------
Thomas L. Braje

*/s/ David A. Goldfarb                      Trustee                             August 2, 1999
 ---------------------
David A. Goldfarb

*/s/ Joseph C. Jaeger                       Trustee                             August 2, 1999
 -----------------------
Joseph C. Jaeger

*/s/ Frederick J. Long                      Trustee                             August 2, 1999
 ----------------------
Frederick J. Long

*By:    /s/ Alan G. Priest
        ----------------------
        Alan G. Priest
        Attorney-In-Fact, pursuant to powers
          of attorney filed herewith.

                               POWER OF ATTORNEY

     The undersigned, being an officer of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Signature                          Title                         Date
---------                          -----                         ----

 /s/ Robert J. DellaCroce
------------------------------     Treasurer and                 October 10, 1998
Robert J. DellaCroce               Chief Financial Officer

                               POWER OF ATTORNEY

     The undersigned, being an officer of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Signature                          Title                         Date
---------                          -----                         ----

 /s/ Mark E. Nagle
------------------------------     President                     October 10, 1998
Mark E. Nagle

                               POWER OF ATTORNEY

     The undersigned, being an officer of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Signature                          Title                         Date
---------                          -----                         ----

 /s/ Paul L. Smith
------------------------------     Trustee                       October 10, 1998
Paul L. Smith

                               POWER OF ATTORNEY

     The undersigned, being an officer of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Signature                          Title                         Date
---------                          -----                         ----

 /s/ William R. Howell
------------------------------     Trustee                       October 10, 1998
William R. Howell

                               POWER OF ATTORNEY

     The undersigned, being an officer of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as an officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


SIGNATURE                          CAPACITY                      DATE
---------                          --------                      ----

 /s/ Thomas L. Braje
------------------------------     Trustee
Thomas L. Braje


 /s/ David A. Goldfarb
------------------------------     Trustee
David A. Goldfarb


 /s/ William R. Howell
------------------------------     Trustee
William R. Howell


 /s/ Joseph C. Jaeger
------------------------------     Trustee
Joseph C. Jaeger


 /s/ Frederick J. Long
------------------------------     Trustee
Frederick J. Long


 /s/ Paul L. Smith
------------------------------     Trustee
Paul L. Smith

                                  Exhibit Index

Exhibit No.                                 Description                                                   Page
-----------                                 -----------                                                   ----
9(g)              Form of Shareholder Servicing Agreement with respect to the
                  Class I Shares.

10 Opinion and Consent of Counsel as to legality of shares being registered.

11(a)             Consent of Deloitte & Touche LLP.

11(b)             Consent of Ropes & Gray.

18(b)             Form of Amended Multiple Class Plan for HighMark Funds.